Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.
(a)
....................... 39,122 $ 2,397,396
AeroVironment, Inc.
(a) (b)
................ 32,344 4,977,418
Archer Aviation, Inc. , Class A
(a) (b)
.......... 349,641 3,409,000
Astronics Corp.
(a) (b)
................... 38,055 607,358
Axon Enterprise, Inc.
(a)
................ 81,287 48,310,490
Boeing Co. (The)
(a)
................... 840,217 148,718,409
BWX Technologies, Inc. ............... 103,488 11,527,528
Cadre Holdings, Inc. .................. 27,465 887,120
Curtiss-Wright Corp. .................. 43,217 15,336,417
Ducommun, Inc.
(a)
................... 15,914 1,013,085
General Dynamics Corp. ............... 287,172 75,666,950
General Electric Co. .................. 1,213,376 202,378,983
HEICO Corp. ...................... 40,120 9,538,129
HEICO Corp. , Class A ................. 92,072 17,132,758
Hexcel Corp. ....................... 97,513 6,114,065
Howmet Aerospace, Inc. ............... 456,706 49,949,935
Huntington Ingalls Industries, Inc. ......... 44,351 8,381,008
Intuitive Machines, Inc. , Class A
(a) (b)
........ 86,917 1,578,413
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 177,701 4,687,752
L3Harris Technologies, Inc. ............. 214,075 45,015,691
Leonardo DRS, Inc.
(a)
................. 86,297 2,788,256
Loar Holdings, Inc.
(a)
.................. 19,917 1,472,065
Lockheed Martin Corp. ................ 235,470 114,424,292
Mercury Systems, Inc.
(a) (b)
.............. 64,210 2,696,820
Moog, Inc. , Class A .................. 33,844 6,661,853
National Presto Industries, Inc. ........... 9,110 896,606
Northrop Grumman Corp. .............. 152,849 71,730,507
Rocket Lab USA, Inc.
(a) (b)
............... 396,882 10,108,585
RTX Corp. ........................ 1,492,153 172,671,945
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 138,299 4,713,230
Standardaero, Inc.
(a) (b)
................. 65,960 1,633,170
Textron, Inc. ....................... 206,131 15,766,960
TransDigm Group, Inc. ................ 63,330 80,256,842
Triumph Group, Inc.
(a)
................. 89,675 1,673,336
V2X, Inc.
(a) (b)
....................... 14,484 692,770
Woodward, Inc. ..................... 67,628 11,254,652
1,157,069,794
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
....... 62,410 1,371,772
CH Robinson Worldwide, Inc. ........... 130,841 13,518,492
Expeditors International of Washington, Inc. .. 155,780 17,255,751
FedEx Corp. ....................... 251,462 70,743,804
Forward Air Corp.
(a)
.................. 23,290 751,102
GXO Logistics, Inc.
(a)
................. 136,042 5,917,827
Hub Group, Inc. , Class A ............... 72,450 3,228,372
United Parcel Service, Inc. , Class B ....... 821,860 103,636,546
216,423,666
Automobile Components — 0.1%
Adient plc
(a)
........................ 105,708 1,821,349
American Axle & Manufacturing Holdings, Inc.
(a)
158,870 926,212
Aptiv plc
(a)
......................... 263,224 15,919,787
Autoliv, Inc. ........................ 81,600 7,653,264
BorgWarner, Inc. .................... 239,901 7,626,453
Dana, Inc. ......................... 151,086 1,746,554
Dorman Products, Inc.
(a)
............... 32,991 4,273,984
Fox Factory Holding Corp.
(a)
............. 47,921 1,450,569
Garrett Motion, Inc.
(a) (b)
................ 176,937 1,597,741
Gentex Corp. ...................... 246,101 7,070,482
Gentherm, Inc.
(a)
.................... 37,121 1,482,056
Goodyear Tire & Rubber Co. (The)
(a)
....... 326,154 2,935,386
LCI Industries ...................... 27,950 2,889,750
Lear Corp. ........................ 60,071 5,688,724
Security
Shares
Shares Value
Automobile Components (continued)
Luminar Technologies, Inc.
(a) (b)
........... 21,691 $ 116,698
Mobileye Global, Inc. , Class A
(a) (b)
......... 120,028 2,390,958
Modine Manufacturing Co.
(a) (b)
........... 59,730 6,924,499
Patrick Industries, Inc. ................ 38,965 3,237,212
Phinia, Inc. ........................ 51,960 2,502,913
QuantumScape Corp. , Class A
(a) (b)
........ 430,113 2,232,286
Solid Power, Inc. , Class A
(a) (b)
............ 227,730 430,410
Standard Motor Products, Inc. ........... 27,929 865,240
Stoneridge, Inc.
(a)
.................... 29,769 186,652
Visteon Corp.
(a)
..................... 31,187 2,766,911
XPEL, Inc.
(a) (b) (c)
..................... 25,795 1,030,252
85,766,342
Automobiles — 2.2%
Ford Motor Co. ..................... 4,393,120 43,491,888
General Motors Co. .................. 1,227,714 65,400,325
Harley-Davidson, Inc. ................. 129,548 3,903,281
Lucid Group, Inc.
(a) (b)
.................. 1,384,458 4,181,063
Rivian Automotive, Inc. , Class A
(a) (b)
........ 829,051 11,026,378
Tesla, Inc.
(a)
........................ 3,129,721 1,263,906,529
Thor Industries, Inc. .................. 60,260 5,767,485
Winnebago Industries, Inc. ............. 33,635 1,607,080
1,399,284,029
Banks — 3.7%
1st Source Corp. .................... 24,460 1,427,975
Amalgamated Financial Corp. ........... 30,088 1,007,045
Amerant Bancorp, Inc. , Class A .......... 69,486 1,557,181
Ameris Bancorp ..................... 67,575 4,228,168
Arrow Financial Corp. ................. 32,081 921,046
Associated Banc-Corp. ................ 224,069 5,355,249
Atlantic Union Bankshares Corp. ......... 103,460 3,919,065
Axos Financial, Inc.
(a)
................. 57,387 4,008,482
Banc of California, Inc. ................ 194,162 3,001,745
BancFirst Corp. ..................... 23,919 2,802,828
Bancorp, Inc. (The)
(a) (b)
................ 51,739 2,723,024
Bank First Corp. .................... 9,989 989,810
Bank of America Corp. ................ 7,485,847 329,002,976
Bank of Hawaii Corp. ................. 40,870 2,911,579
Bank of Marin Bancorp ................ 31,023 737,417
Bank OZK ........................ 119,842 5,336,564
BankUnited, Inc. .................... 54,730 2,089,044
Banner Corp. ...................... 19,289 1,287,927
Bar Harbor Bankshares ............... 28,033 857,249
BayCom Corp. ..................... 29,046 779,595
Berkshire Hills Bancorp, Inc. ............ 41,358 1,175,808
BOK Financial Corp. .................. 32,468 3,456,219
Bridgewater Bancshares, Inc.
(a)
.......... 55,415 748,657
Brookline Bancorp, Inc. ................ 95,395 1,125,661
Burke & Herbert Financial Services Corp. ... 12,188 760,044
Business First Bancshares, Inc. .......... 27,594 709,166
Byline Bancorp, Inc. .................. 49,705 1,441,445
Cadence Bank ..................... 126,472 4,356,960
Camden National Corp. ............... 28,810 1,231,339
Capital City Bank Group, Inc. ............ 17,196 630,233
Capitol Federal Financial, Inc. ........... 136,826 808,642
Carter Bankshares, Inc.
(a)
.............. 46,971 826,220
Cathay General Bancorp ............... 75,891 3,613,170
CB Financial Services, Inc. ............. 37,320 1,066,606
Citigroup, Inc. ...................... 2,116,066 148,949,886
Citizens Financial Group, Inc. ........... 507,266 22,197,960
City Holding Co. .................... 11,974 1,418,680
CNB Financial Corp. .................. 36,630 910,622
Coastal Financial Corp.
(a)
.............. 17,380 1,475,736
Colony Bankcorp, Inc. ................ 72,909 1,176,751

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Columbia Banking System, Inc. .......... 246,889 $ 6,668,472
Columbia Financial, Inc.
(a) (b)
............. 36,957 584,290
Comerica, Inc. ...................... 144,985 8,967,322
Commerce Bancshares, Inc. ............ 146,947 9,156,268
Community Financial System, Inc. ........ 43,644 2,691,962
Community Trust Bancorp, Inc. .......... 20,760 1,100,903
ConnectOne Bancorp, Inc. ............. 57,929 1,327,153
CrossFirst Bankshares, Inc.
(a)
............ 78,074 1,182,821
Cullen/Frost Bankers, Inc. .............. 74,058 9,942,286
Customers Bancorp, Inc.
(a)
.............. 31,344 1,525,826
CVB Financial Corp. .................. 147,381 3,155,427
Dime Community Bancshares, Inc. ........ 44,129 1,356,305
Eagle Bancorp Montana, Inc. ............ 48,319 740,730
Eagle Bancorp, Inc. .................. 21,374 556,365
East West Bancorp, Inc. ............... 157,696 15,100,969
Eastern Bankshares, Inc. .............. 252,961 4,363,577
Enterprise Financial Services Corp. ....... 49,436 2,788,190
Equity Bancshares, Inc. , Class A ......... 28,564 1,211,685
Esquire Financial Holdings, Inc. .......... 19,057 1,515,031
Evans Bancorp, Inc. .................. 17,522 758,703
Farmers National Banc Corp. ............ 76,222 1,083,877
FB Financial Corp. ................... 51,437 2,649,520
Fifth Third Bancorp .................. 760,145 32,138,931
First Bancorp ...................... 174,210 4,513,680
First Bancshares, Inc. (The) ............. 33,222 1,162,770
First Busey Corp. .................... 85,294 2,010,380
First Citizens BancShares, Inc. , Class A
(b)
... 12,794 27,033,978
First Commonwealth Financial Corp. ....... 43,678 739,032
First Community Bankshares, Inc. ........ 19,343 805,443
First Financial Bancorp ................ 65,644 1,764,511
First Financial Bankshares, Inc. .......... 155,159 5,593,482
First Financial Corp. .................. 19,718 910,774
First Foundation, Inc. ................. 78,454 487,199
First Hawaiian, Inc. .................. 185,280 4,808,016
First Horizon Corp. ................... 614,279 12,371,579
First Interstate BancSystem, Inc. , Class A ... 115,910 3,763,598
First Merchants Corp. ................. 67,182 2,679,890
First Mid Bancshares, Inc. .............. 27,656 1,018,294
First of Long Island Corp. (The) .......... 49,413 577,144
First Savings Financial Group, Inc. ........ 2,595 68,923
First Western Financial, Inc.
(a)
........... 28,022 547,830
Flagstar Financial, Inc.
(b)
............... 339,050 3,163,336
Flushing Financial Corp. ............... 46,148 658,993
FNB Corp. ........................ 441,268 6,521,941
Franklin Financial Services Corp. ......... 20,505 613,099
Fulton Financial Corp. ................. 170,381 3,284,946
German American Bancorp, Inc. .......... 47,217 1,899,068
Glacier Bancorp, Inc. ................. 128,967 6,476,723
Great Southern Bancorp, Inc. ............ 10,047 599,806
Hancock Whitney Corp. ............... 96,988 5,307,183
HarborOne Bancorp, Inc. .............. 72,411 856,622
Heartland Financial USA, Inc. ........... 50,274 3,082,048
Heritage Commerce Corp. .............. 83,681 784,928
Heritage Financial Corp. ............... 33,816 828,492
Hilltop Holdings, Inc. .................. 56,225 1,609,722
Hingham Institution for Savings (The)
(b)
..... 2,445 621,372
Home BancShares, Inc. ............... 230,517 6,523,631
HomeTrust Bancshares, Inc. ............ 24,363 820,546
Hope Bancorp, Inc. .................. 84,573 1,039,402
Horizon Bancorp, Inc. ................. 70,836 1,141,168
Huntington Bancshares, Inc. ............ 1,690,269 27,500,677
Independent Bank Corp. ............... 66,718 3,332,333
Independent Bank Group, Inc. ........... 39,340 2,386,758
International Bancshares Corp. .......... 62,455 3,944,658
John Marshall Bancorp, Inc. ............ 27,494 552,080
Security
Shares
Shares Value
Banks (continued)
JPMorgan Chase & Co. ............... 3,154,427 $ 756,147,696
Kearny Financial Corp. ................ 89,601 634,375
KeyCorp .......................... 1,132,766 19,415,609
Lakeland Financial Corp. ............... 24,540 1,687,370
Live Oak Bancshares, Inc. .............. 39,805 1,574,288
M&T Bank Corp. .................... 187,421 35,237,022
Mercantile Bank Corp. ................ 19,410 863,551
Metropolitan Bank Holding Corp.
(a) (b)
....... 13,811 806,562
Mid Penn Bancorp, Inc. ................ 28,904 833,591
Midland States Bancorp, Inc. ............ 26,448 645,331
MidWestOne Financial Group, Inc. ........ 30,119 877,065
National Bank Holdings Corp. , Class A ..... 38,106 1,640,844
NB Bancorp, Inc.
(a)
................... 57,890 1,045,493
NBT Bancorp, Inc. ................... 59,883 2,860,012
Nicolet Bankshares, Inc. ............... 15,610 1,637,645
Northeast Bank ..................... 15,286 1,402,185
Northeast Community Bancorp, Inc. ....... 40,402 988,233
Northfield Bancorp, Inc. ............... 43,988 511,141
Northwest Bancshares, Inc. ............. 93,874 1,238,198
Norwood Financial Corp. ............... 23,503 639,399
OceanFirst Financial Corp. ............. 107,903 1,953,044
OFG Bancorp ...................... 34,652 1,466,473
Ohio Valley Banc Corp. ................ 23,001 556,854
Old National Bancorp ................. 387,000 8,399,835
Old Second Bancorp, Inc. .............. 46,313 823,445
Origin Bancorp, Inc. .................. 39,714 1,322,079
Orrstown Financial Services, Inc. ......... 30,235 1,106,903
Pacific Premier Bancorp, Inc. ............ 80,736 2,011,941
Park National Corp. .................. 19,183 3,288,542
Pathward Financial, Inc. ............... 24,964 1,836,851
PCB Bancorp ...................... 42,503 860,261
Peapack-Gladstone Financial Corp. ....... 41,007 1,314,274
Peoples Bancorp, Inc. ................ 39,106 1,239,269
Pinnacle Financial Partners, Inc. .......... 88,957 10,175,791
PNC Financial Services Group, Inc. (The) ... 447,689 86,336,824
Ponce Financial Group, Inc.
(a)
........... 87,864 1,142,232
Popular, Inc. ....................... 80,824 7,602,305
Premier Financial Corp. ............... 47,657 1,218,589
Princeton Bancorp, Inc. ................ 19,854 683,573
Prosperity Bancshares, Inc. ............. 106,610 8,033,063
Provident Financial Services, Inc. ......... 164,758 3,108,983
QCR Holdings, Inc. .................. 26,870 2,166,797
Red River Bancshares, Inc. ............. 11,187 603,874
Regions Financial Corp. ............... 1,068,576 25,132,908
Renasant Corp.
(b)
.................... 43,820 1,566,565
Republic Bancorp, Inc. , Class A .......... 13,634 952,608
S&T Bancorp, Inc. ................... 18,799 718,498
Sandy Spring Bancorp, Inc. ............. 57,634 1,942,842
Seacoast Banking Corp. of Florida ........ 87,963 2,421,621
ServisFirst Bancshares, Inc. ............ 56,432 4,782,048
Shore Bancshares, Inc. ................ 71,845 1,138,743
Simmons First National Corp. , Class A ..... 111,564 2,474,490
SmartFinancial, Inc. .................. 38,686 1,198,492
Sound Financial Bancorp, Inc. ........... 17,467 919,638
South Plains Financial, Inc. ............. 38,611 1,341,732
Southern Missouri Bancorp, Inc. .......... 14,303 820,563
Southside Bancshares, Inc. ............. 32,370 1,028,071
SouthState Corp. .................... 86,548 8,609,795
Stellar Bancorp, Inc. .................. 57,773 1,637,865
Stock Yards Bancorp, Inc. .............. 33,501 2,399,007
Synovus Financial Corp. ............... 170,267 8,722,778
Texas Capital Bancshares, Inc.
(a)
......... 55,827 4,365,671
TFS Financial Corp. .................. 70,129 880,820
Tompkins Financial Corp. .............. 13,545 918,757
Towne Bank ....................... 85,681 2,918,295

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
TriCo Bancshares ................... 39,697 $ 1,734,759
Triumph Financial, Inc.
(a)
............... 22,705 2,063,430
Truist Financial Corp. ................. 1,521,548 66,004,752
Trustmark Corp. .................... 60,597 2,143,316
UMB Financial Corp. ................. 49,232 5,556,324
United Bankshares, Inc. ............... 147,624 5,543,281
United Community Banks, Inc. ........... 95,857 3,097,140
Univest Financial Corp. ................ 35,754 1,055,101
US Bancorp ....................... 1,753,108 83,851,156
Valley National Bancorp ............... 525,781 4,763,576
Veritex Holdings, Inc. ................. 32,548 884,004
Virginia National Bankshares Corp. ........ 13,163 502,827
WaFd, Inc. ........................ 87,687 2,827,029
Washington Trust Bancorp, Inc. .......... 26,650 835,477
Webster Financial Corp. ............... 199,303 11,005,512
Wells Fargo & Co. ................... 3,730,945 262,061,577
WesBanco, Inc. ..................... 101,563 3,304,860
Westamerica Bancorp ................ 18,607 976,123
Western Alliance Bancorp .............. 124,909 10,434,898
Wintrust Financial Corp. ............... 73,382 9,151,469
WSFS Financial Corp. ................ 60,018 3,188,756
Zions Bancorp NA ................... 171,739 9,316,841
2,383,127,869
Beverages — 1.0%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 10,696 3,208,586
Brown-Forman Corp. , Class A ........... 60,796 2,291,401
Brown-Forman Corp. , Class B, NVS ....... 205,873 7,819,057
Celsius Holdings, Inc.
(a) (b)
............... 170,333 4,486,571
Coca-Cola Co. (The) ................. 4,357,997 271,328,893
Coca-Cola Consolidated, Inc. ............ 6,620 8,341,134
Constellation Brands, Inc. , Class A ........ 174,790 38,628,590
Keurig Dr Pepper, Inc. ................ 1,261,266 40,511,864
MGP Ingredients, Inc. ................. 19,220 756,691
Molson Coors Beverage Co. , Class B ...... 194,819 11,167,025
Monster Beverage Corp.
(a)
.............. 785,309 41,275,841
National Beverage Corp. ............... 26,233 1,119,362
PepsiCo, Inc. ...................... 1,531,516 232,882,323
Primo Brands Corp. , Class A
(b)
........... 173,279 5,331,795
Vita Coco Co., Inc. (The)
(a) (b)
............ 46,295 1,708,749
670,857,882
Biotechnology — 2.0%
4D Molecular Therapeutics, Inc.
(a)
......... 50,685 282,315
89bio, Inc.
(a) (b)
...................... 144,738 1,131,851
AbbVie, Inc. ....................... 1,980,681 351,967,014
Absci Corp.
(a) (b)
..................... 127,138 333,102
ACADIA Pharmaceuticals, Inc.
(a) (b)
......... 139,757 2,564,541
ACELYRIN, Inc.
(a)
.................... 57,550 180,707
ADMA Biologics, Inc.
(a)
................ 267,556 4,588,585
Adverum Biotechnologies, Inc.
(a)
.......... 36,403 170,002
Agenus, Inc.
(a) (b)
..................... 20,569 56,359
Agios Pharmaceuticals, Inc.
(a)
........... 69,287 2,276,771
Akebia Therapeutics, Inc.
(a)
............. 414,945 788,395
Akero Therapeutics, Inc.
(a)
.............. 75,306 2,095,013
Aldeyra Therapeutics, Inc.
(a) (b)
............ 81,746 407,913
Alector, Inc.
(a)
...................... 101,340 191,533
Alkermes plc
(a)
...................... 190,375 5,475,185
Allogene Therapeutics, Inc.
(a)
............ 38 81
Alnylam Pharmaceuticals, Inc.
(a)
.......... 145,018 34,124,186
Altimmune, Inc.
(a) (b)
................... 108,191 780,057
ALX Oncology Holdings, Inc.
(a)
........... 32,132 53,660
Amgen, Inc. ....................... 602,607 157,063,488
Amicus Therapeutics, Inc.
(a)
............. 306,677 2,888,897
Anavex Life Sciences Corp.
(a) (b)
.......... 93,145 1,000,377
Security
Shares
Shares Value
Biotechnology (continued)
Anika Therapeutics, Inc.
(a)
.............. 41,908 $ 689,806
Annexon, Inc.
(a) (b)
.................... 119,740 614,266
Apellis Pharmaceuticals, Inc.
(a) (b)
.......... 126,314 4,030,680
Apogee Therapeutics, Inc.
(a) (b)
........... 38,070 1,724,571
Arbutus Biopharma Corp.
(a)
............. 230,221 752,823
Arcellx, Inc.
(a) (b)
..................... 44,655 3,424,592
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 26,415 448,263
Arcus Biosciences, Inc.
(a)
............... 69,146 1,029,584
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 113,496 1,580,999
Ardelyx, Inc.
(a) (b)
..................... 268,610 1,361,853
ArriVent Biopharma, Inc.
(a) (b)
............. 28,894 769,736
Arrowhead Pharmaceuticals, Inc.
(a)
........ 144,225 2,711,430
ARS Pharmaceuticals, Inc.
(a) (b)
........... 70,760 746,518
Astria Therapeutics, Inc.
(a)
.............. 61,480 549,631
Aura Biosciences, Inc.
(a) (b)
.............. 60,589 498,042
Avid Bioservices, Inc.
(a) (b)
............... 70,711 873,281
Avidity Biosciences, Inc.
(a) (b)
............. 133,807 3,891,108
Avita Medical, Inc.
(a) (b)
................. 38,424 491,827
Beam Therapeutics, Inc.
(a)
.............. 88,488 2,194,502
BioCryst Pharmaceuticals, Inc.
(a)
.......... 254,901 1,916,856
Biogen, Inc.
(a)
...................... 164,937 25,222,166
Biohaven Ltd.
(a) (b)
.................... 101,212 3,780,268
BioMarin Pharmaceutical, Inc.
(a)
.......... 213,843 14,055,900
Bluebird Bio, Inc.
(a) (b)
.................. 3 25
Blueprint Medicines Corp.
(a)
............. 71,185 6,208,756
Bridgebio Pharma, Inc.
(a)
............... 178,839 4,907,342
C4 Therapeutics, Inc.
(a) (b)
............... 77,876 280,354
Capricor Therapeutics, Inc.
(a) (b)
........... 57,801 797,654
CareDx, Inc.
(a)
...................... 66,030 1,413,702
Cargo Therapeutics, Inc.
(a) (b)
............. 43,058 620,896
Caribou Biosciences, Inc.
(a) (b)
............ 135,292 215,114
Catalyst Pharmaceuticals, Inc.
(a)
.......... 127,649 2,664,035
Celcuity, Inc.
(a) (b)
..................... 32,815 429,548
Celldex Therapeutics, Inc.
(a) (b)
............ 76,123 1,923,628
CG oncology, Inc.
(a)
.................. 61,419 1,761,497
Cogent Biosciences, Inc.
(a)
.............. 107,108 835,442
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
... 15,275 180,245
Corvus Pharmaceuticals, Inc.
(a) (b)
......... 73,230 391,780
Crinetics Pharmaceuticals, Inc.
(a)
......... 109,215 5,584,163
CRISPR Therapeutics AG
(a) (b)
............ 98,434 3,874,362
Cullinan Therapeutics, Inc.
(a) (b)
........... 63,349 771,591
Cytokinetics, Inc.
(a)
................... 132,097 6,213,843
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 94,338 1,195,262
Denali Therapeutics, Inc.
(a)
............. 145,397 2,963,191
Dianthus Therapeutics, Inc.
(a) (b)
........... 28,297 616,875
Disc Medicine, Inc.
(a)
.................. 24,319 1,541,825
Dynavax Technologies Corp.
(a) (b)
.......... 183,527 2,343,640
Dyne Therapeutics, Inc.
(a)
.............. 97,176 2,289,467
Editas Medicine, Inc.
(a) (b)
............... 132,656 168,473
Emergent BioSolutions, Inc.
(a) (b)
.......... 48,530 463,947
Enanta Pharmaceuticals, Inc.
(a)
.......... 41,484 238,533
Erasca, Inc.
(a)
...................... 218,767 549,105
Exact Sciences Corp.
(a) (b)
............... 207,863 11,679,822
Exelixis, Inc.
(a)
...................... 328,716 10,946,243
Geron Corp.
(a) (b)
..................... 628,001 2,223,124
Gilead Sciences, Inc. ................. 1,397,723 129,107,673
GRAIL, Inc.
(a) (b)
..................... 30,059 536,553
Gyre Therapeutics, Inc.
(a) (b)
............. 15,965 193,176
Halozyme Therapeutics, Inc.
(a)
........... 146,578 7,007,894
Heron Therapeutics, Inc.
(a) (b)
............. 211,645 323,817
HilleVax, Inc.
(a) (b)
.................... 37,824 78,296
Ideaya Biosciences, Inc.
(a)
.............. 103,069 2,648,873
ImmunityBio, Inc.
(a) (b)
.................. 266,775 682,944
Immunome, Inc.
(a) (b)
.................. 64,685 686,955
Immunovant, Inc.
(a) (b)
.................. 79,948 1,980,312

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Incyte Corp.
(a)
...................... 186,774 $ 12,900,480
Inhibrx Biosciences, Inc.
(a)
.............. 9,181 141,387
Insmed, Inc.
(a) (b)
..................... 202,879 14,006,766
Intellia Therapeutics, Inc.
(a) (b)
............ 150,379 1,753,419
Ionis Pharmaceuticals, Inc.
(a)
............ 180,464 6,309,021
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 257,205 1,903,317
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 171,152 758,203
iTeos Therapeutics, Inc.
(a)
.............. 37,322 286,633
Janux Therapeutics, Inc.
(a) (b)
............. 36,129 1,934,347
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 46,632 394,973
Keros Therapeutics, Inc.
(a) (b)
............. 38,862 615,185
Korro Bio, Inc.
(a)
..................... 12,710 483,870
Krystal Biotech, Inc.
(a) (b)
................ 28,524 4,468,570
Kura Oncology, Inc.
(a)
................. 93,553 814,847
Kymera Therapeutics, Inc.
(a) (b)
........... 51,726 2,080,937
Larimar Therapeutics, Inc.
(a)
............. 75,209 291,059
LENZ Therapeutics, Inc. ............... 23,332 673,595
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 46 34
Lyell Immunopharma, Inc.
(a) (b)
............ 292,499 187,199
MacroGenics, Inc.
(a)
.................. 79,587 258,658
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 19,528 6,025,755
MannKind Corp.
(a)
................... 319,507 2,054,430
Mersana Therapeutics, Inc.
(a) (b)
........... 164,209 234,819
MiMedx Group, Inc.
(a)
................. 133,607 1,285,299
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 54,268 2,243,982
Moderna, Inc.
(a)
..................... 382,254 15,894,121
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 77,250 536,115
Myriad Genetics, Inc.
(a)
................ 108,491 1,487,412
Natera, Inc.
(a)
...................... 149,487 23,663,792
Neurocrine Biosciences, Inc.
(a)
........... 116,095 15,846,967
Novavax, Inc.
(a) (b)
.................... 173,288 1,393,236
Nurix Therapeutics, Inc.
(a) (b)
............. 83,698 1,576,870
Nuvalent, Inc. , Class A
(a)
............... 42,902 3,358,369
Ocugen, Inc.
(a) (b)
..................... 360,666 290,336
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 55,667 324,539
ORIC Pharmaceuticals, Inc.
(a)
........... 70,863 571,864
Oruka Therapeutics, Inc.
(b)
.............. 39,812 771,955
PDL BioPharma, Inc.
(a) (d)
............... 135,868 1
Poseida Therapeutics, Inc.
(a)
............ 103,971 998,122
Praxis Precision Medicines, Inc.
(a)
......... 18,911 1,455,391
Prime Medicine, Inc.
(a) (b)
............... 96,023 280,387
Protagonist Therapeutics, Inc.
(a)
.......... 72,190 2,786,534
Prothena Corp. plc
(a) (b)
................. 45,769 633,901
PTC Therapeutics, Inc.
(a)
............... 89,686 4,048,426
RAPT Therapeutics, Inc.
(a) (b)
............. 33,555 53,017
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 317,472 2,146,111
Regeneron Pharmaceuticals, Inc.
(a)
........ 118,475 84,393,297
Relay Therapeutics, Inc.
(a) (b)
............. 168,831 695,584
Replimune Group, Inc.
(a)
............... 71,035 860,234
REVOLUTION Medicines, Inc.
(a) (b)
......... 198,921 8,700,805
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 61,988 3,470,088
Rocket Pharmaceuticals, Inc.
(a)
........... 104,297 1,311,013
Roivant Sciences Ltd.
(a) (b)
.............. 489,654 5,792,607
Sage Therapeutics, Inc.
(a)
.............. 68,775 373,448
Sana Biotechnology, Inc.
(a) (b)
............ 148,488 242,035
Sangamo Therapeutics, Inc.
(a) (b)
.......... 289,829 295,626
Sarepta Therapeutics, Inc.
(a)
............ 107,395 13,058,158
Savara, Inc.
(a)
...................... 147,484 452,776
Scholar Rock Holding Corp.
(a) (b)
.......... 88,195 3,811,788
Soleno Therapeutics, Inc.
(a) (b)
............ 28,073 1,261,881
SpringWorks Therapeutics, Inc.
(a) (b)
........ 88,923 3,212,788
Spyre Therapeutics, Inc.
(a) (b)
............. 55,360 1,288,781
Stoke Therapeutics, Inc.
(a) (b)
............. 47,564 524,631
Summit Therapeutics, Inc.
(a) (b)
............ 155,905 2,782,125
Sutro Biopharma, Inc.
(a) (b)
.............. 109,670 201,793
Security
Shares
Shares Value
Biotechnology (continued)
Syndax Pharmaceuticals, Inc.
(a) (b)
......... 104,468 $ 1,381,067
Tango Therapeutics, Inc.
(a)
.............. 62,053 191,744
TG Therapeutics, Inc.
(a) (b)
............... 162,365 4,887,186
Tourmaline Bio, Inc.
(a) (b)
................ 22,874 463,885
Travere Therapeutics, Inc.
(a) (b)
........... 99,592 1,734,893
Twist Bioscience Corp.
(a)
............... 65,820 3,058,655
Tyra Biosciences, Inc.
(a) (b)
.............. 27,031 375,731
Ultragenyx Pharmaceutical, Inc.
(a)
......... 107,804 4,535,314
uniQure NV
(a) (b)
..................... 76,071 1,343,414
United Therapeutics Corp.
(a)
............. 50,454 17,802,189
Vanda Pharmaceuticals, Inc.
(a)
........... 103,165 494,160
Vaxcyte, Inc.
(a) (b)
..................... 130,554 10,687,150
Vera Therapeutics, Inc. , Class A
(a)
......... 60,417 2,555,035
Veracyte, Inc.
(a)
..................... 90,836 3,597,106
Vericel Corp.
(a) (b)
..................... 57,064 3,133,384
Vertex Pharmaceuticals, Inc.
(a)
........... 290,943 117,162,746
Viking Therapeutics, Inc.
(a) (b)
............. 126,473 5,089,273
Vir Biotechnology, Inc.
(a)
............... 117,131 859,742
Viridian Therapeutics, Inc.
(a) (b)
............ 79,516 1,524,322
Xencor, Inc.
(a)
...................... 91,033 2,091,938
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 47,392 371,079
Zentalis Pharmaceuticals, Inc.
(a) (b)
......... 75,840 229,795
1,317,842,228
Broadline Retail — 3.7%
Amazon.com, Inc.
(a)
.................. 10,488,276 2,301,022,872
Dillard's, Inc. , Class A
(b)
................ 3,515 1,517,566
eBay, Inc. ......................... 534,288 33,099,142
Etsy, Inc.
(a)
........................ 133,740 7,073,508
Kohl's Corp. ....................... 130,896 1,837,780
Macy's, Inc. ....................... 314,746 5,328,650
Nordstrom, Inc. ..................... 116,122 2,804,346
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 69,160 7,588,927
Qurate Retail, Inc.
(a)
.................. 791,383 261,156
Savers Value Village, Inc.
(a) (b)
............ 29,916 306,639
2,360,840,586
Building Products — 0.7%
A O Smith Corp. .................... 131,489 8,968,865
AAON, Inc. ........................ 75,418 8,875,190
Advanced Drainage Systems, Inc. ........ 79,401 9,178,756
Allegion plc ........................ 97,825 12,783,771
American Woodmark Corp.
(a) (b)
........... 19,530 1,553,221
Apogee Enterprises, Inc. ............... 28,702 2,049,610
Armstrong World Industries, Inc. .......... 49,041 6,930,964
AZEK Co., Inc. (The) , Class A
(a)
.......... 171,756 8,153,257
AZZ, Inc. ......................... 32,629 2,672,968
Builders FirstSource, Inc.
(a)
............. 128,624 18,384,228
Carlisle Cos., Inc. ................... 50,441 18,604,658
Carrier Global Corp. .................. 935,276 63,841,940
CSW Industrials, Inc. ................. 18,832 6,643,930
Fortune Brands Innovations, Inc. ......... 140,830 9,622,914
Gibraltar Industries, Inc.
(a)
.............. 37,667 2,218,586
Griffon Corp. ....................... 46,164 3,290,108
Hayward Holdings, Inc.
(a) (b)
.............. 155,917 2,383,971
Insteel Industries, Inc. ................. 23,081 623,418
Janus International Group, Inc.
(a) (b)
........ 167,451 1,230,765
JELD-WEN Holding, Inc.
(a)
.............. 96,036 786,535
Johnson Controls International plc ........ 751,754 59,335,943
Lennox International, Inc. .............. 35,847 21,841,577
Masco Corp. ....................... 241,679 17,538,645
Masterbrand, Inc.
(a)
.................. 148,162 2,164,647
Owens Corning ..................... 95,169 16,209,184
Quanex Building Products Corp.
(b)
........ 50,120 1,214,909
Resideo Technologies, Inc.
(a)
............ 163,805 3,775,705

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Simpson Manufacturing Co., Inc. ......... 47,014 $ 7,796,332
Tecnoglass, Inc. ..................... 25,833 2,049,073
Trane Technologies plc ................ 252,485 93,255,335
Trex Co., Inc.
(a) (b)
.................... 122,426 8,451,067
UFP Industries, Inc. .................. 69,357 7,813,066
Zurn Elkay Water Solutions Corp. ......... 166,028 6,192,844
436,435,982
Capital Markets — 3.3%
Affiliated Managers Group, Inc.
(b)
......... 32,337 5,979,758
Ameriprise Financial, Inc. .............. 107,723 57,354,957
Ares Management Corp. , Class A ......... 208,429 36,898,186
Artisan Partners Asset Management, Inc. , Class
A ............................ 75,695 3,258,670
B Riley Financial, Inc.
(b)
................ 18,815 86,361
Bank of New York Mellon Corp. (The) ...... 811,365 62,337,173
BGC Group, Inc. , Class A .............. 433,248 3,925,227
BlackRock, Inc.
(b) (e)
................... 162,897 166,987,344
Blackstone, Inc. , Class A ............... 810,540 139,753,307
Blue Owl Capital, Inc. , Class A ........... 586,005 13,630,476
Bridge Investment Group Holdings, Inc. , Class A 66,867 561,683
Brightsphere Investment Group, Inc.
(b)
...... 57,223 1,507,254
Carlyle Group, Inc. (The) ............... 247,362 12,489,307
CBOE Global Markets, Inc. ............. 117,337 22,927,650
Charles Schwab Corp. (The) ............ 1,678,323 124,212,685
CME Group, Inc. , Class A .............. 404,083 93,840,195
Cohen & Steers, Inc. ................. 33,116 3,057,931
Coinbase Global, Inc. , Class A
(a)
.......... 229,828 57,066,292
Diamond Hill Investment Group, Inc. ....... 6,065 940,681
DigitalBridge Group, Inc. , Class A ......... 190,575 2,149,686
Donnelley Financial Solutions, Inc.
(a)
....... 29,638 1,859,192
Evercore, Inc. , Class A ................ 39,805 11,033,548
FactSet Research Systems, Inc. .......... 42,350 20,339,858
Federated Hermes, Inc. , Class B ......... 100,752 4,141,915
Franklin Resources, Inc. ............... 342,124 6,941,696
GCM Grosvenor, Inc. , Class A ........... 70,789 868,581
Goldman Sachs Group, Inc. (The) ........ 351,298 201,160,261
Hamilton Lane, Inc. , Class A ............ 45,771 6,776,397
Houlihan Lokey, Inc. , Class A ............ 58,341 10,131,498
Interactive Brokers Group, Inc. , Class A ..... 120,731 21,329,546
Intercontinental Exchange, Inc. .......... 643,011 95,815,069
Invesco Ltd. ....................... 505,937 8,843,779
Janus Henderson Group plc ............ 147,763 6,284,360
Jefferies Financial Group, Inc. ........... 184,141 14,436,654
KKR & Co., Inc. ..................... 756,571 111,904,417
Lazard, Inc. ....................... 127,918 6,585,219
LPL Financial Holdings, Inc. ............. 83,867 27,383,414
MarketAxess Holdings, Inc. ............. 41,940 9,480,118
Moelis & Co. , Class A ................. 67,479 4,985,349
Moody's Corp. ...................... 174,990 82,835,016
Morgan Stanley ..................... 1,390,020 174,753,314
Morningstar, Inc. .................... 30,624 10,312,938
MSCI, Inc. ........................ 87,694 52,617,277
Nasdaq, Inc. ....................... 464,162 35,884,364
Northern Trust Corp. .................. 218,256 22,371,240
Open Lending Corp. , Class A
(a) (b)
......... 108,243 646,211
P10, Inc. , Class A ................... 76,849 969,066
Perella Weinberg Partners , Class C ....... 72,626 1,731,404
Piper Sandler Cos. ................... 17,915 5,373,604
PJT Partners, Inc. , Class A
(b)
............ 26,242 4,141,250
Raymond James Financial, Inc. .......... 205,452 31,912,859
Robinhood Markets, Inc. , Class A
(a)
........ 799,772 29,799,505
S&P Global, Inc. .................... 356,543 177,569,110
SEI Investments Co. .................. 113,617 9,371,130
State Street Corp. ................... 327,350 32,129,402
Security
Shares
Shares Value
Capital Markets (continued)
StepStone Group, Inc. , Class A .......... 72,861 $ 4,217,195
Stifel Financial Corp. ................. 113,340 12,023,107
StoneX Group, Inc.
(a) (b)
................ 28,929 2,834,174
T. Rowe Price Group, Inc. .............. 251,263 28,415,333
TPG, Inc. , Class A ................... 101,059 6,350,548
Tradeweb Markets, Inc. , Class A .......... 131,102 17,163,874
Victory Capital Holdings, Inc. , Class A ...... 51,494 3,370,797
Virtu Financial, Inc. , Class A ............. 92,522 3,301,185
Virtus Investment Partners, Inc. .......... 8,766 1,933,604
WisdomTree, Inc. .................... 126,675 1,330,087
2,132,623,288
Chemicals — 1.3%
AdvanSix, Inc. ...................... 30,608 872,022
Air Products & Chemicals, Inc. ........... 248,801 72,162,242
Albemarle Corp. .................... 132,921 11,441,840
American Vanguard Corp. .............. 46,127 213,568
Arcadium Lithium plc
(a)
................ 1,188,608 6,097,559
Ashland, Inc. ....................... 55,853 3,991,255
Aspen Aerogels, Inc.
(a)
................ 71,216 846,046
Avient Corp. ....................... 106,821 4,364,706
Axalta Coating Systems Ltd.
(a)
........... 252,003 8,623,543
Balchem Corp. ..................... 37,524 6,116,224
Cabot Corp. ....................... 62,336 5,691,900
Celanese Corp. ..................... 119,778 8,289,835
CF Industries Holdings, Inc. ............. 194,159 16,565,646
Chemours Co. (The) .................. 168,065 2,840,298
Corteva, Inc. ....................... 773,222 44,042,725
Dow, Inc. ......................... 790,446 31,720,598
DuPont de Nemours, Inc. .............. 468,722 35,740,053
Eastman Chemical Co. ................ 128,245 11,711,333
Ecolab, Inc. ....................... 282,887 66,286,082
Ecovyst, Inc.
(a) (b)
..................... 135,605 1,036,022
Element Solutions, Inc. ................ 250,221 6,363,120
FMC Corp. ........................ 141,234 6,865,385
Hawkins, Inc. ...................... 20,062 2,461,006
HB Fuller Co. ...................... 60,256 4,066,075
Huntsman Corp. .................... 196,798 3,548,268
Ingevity Corp.
(a)
..................... 39,200 1,597,400
Innospec, Inc. ...................... 29,171 3,210,560
International Flavors & Fragrances, Inc. ..... 287,023 24,267,795
Koppers Holdings, Inc. ................ 23,111 748,796
Linde plc ......................... 532,643 223,001,645
LSB Industries, Inc.
(a)
................. 75,965 576,574
LyondellBasell Industries NV , Class A ...... 291,269 21,632,549
Mativ Holdings, Inc. .................. 57,532 627,099
Minerals Technologies, Inc. ............. 39,602 3,018,068
Mosaic Co. (The) .................... 363,349 8,931,118
NewMarket Corp. .................... 8,339 4,405,911
Olin Corp. ......................... 137,305 4,640,909
Orion SA ......................... 68,525 1,082,010
Perimeter Solutions, Inc.
(a)
.............. 163,865 2,094,195
PPG Industries, Inc. .................. 263,485 31,473,283
PureCycle Technologies, Inc.
(a) (b)
.......... 159,454 1,634,404
Quaker Chemical Corp. ............... 16,409 2,309,731
RPM International, Inc. ................ 141,982 17,472,305
Scotts Miracle-Gro Co. (The) ............ 48,576 3,222,532
Sensient Technologies Corp. ............ 49,763 3,546,111
Sherwin-Williams Co. (The) ............. 258,678 87,932,413
Stepan Co. ........................ 25,569 1,654,314
Trinseo plc ........................ 60,225 307,148
Tronox Holdings plc .................. 136,631 1,375,874
Westlake Corp. ..................... 37,451 4,293,757
817,013,852

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. .................. 72,565 $ 3,713,877
ACCO Brands Corp. .................. 110,758 581,480
ACV Auctions, Inc. , Class A
(a)
............ 179,003 3,866,465
Aris Water Solutions, Inc. , Class A ........ 38,575 923,871
Brady Corp. , Class A, NVS ............. 48,479 3,580,174
BrightView Holdings, Inc.
(a) (b)
............ 58,969 942,914
Brink's Co. (The) .................... 49,043 4,549,719
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 68,998 7,300,678
CECO Environmental Corp.
(a) (b)
.......... 37,624 1,137,374
Cimpress plc
(a) (b)
.................... 20,978 1,504,542
Cintas Corp. ....................... 383,906 70,139,626
Clean Harbors, Inc.
(a)
................. 55,843 12,851,708
Copart, Inc.
(a) (b)
..................... 984,434 56,496,667
CoreCivic, Inc.
(a)
.................... 133,935 2,911,747
Deluxe Corp. ....................... 50,527 1,141,405
Driven Brands Holdings, Inc.
(a) (b)
.......... 70,254 1,133,900
Ennis, Inc. ........................ 29,407 620,194
Enviri Corp.
(a) (b)
..................... 89,036 685,577
GEO Group, Inc. (The)
(a)
............... 158,731 4,441,293
Healthcare Services Group, Inc.
(a)
......... 80,360 933,381
HNI Corp. ......................... 60,655 3,055,192
Interface, Inc. ...................... 73,241 1,783,418
LanzaTech Global, Inc.
(a) (b)
.............. 91,125 124,841
Liquidity Services, Inc.
(a)
............... 37,109 1,198,250
Matthews International Corp. , Class A ...... 40,332 1,116,390
MillerKnoll, Inc. ..................... 85,363 1,928,350
Montrose Environmental Group, Inc.
(a)
...... 36,677 680,358
MSA Safety, Inc. .................... 42,099 6,978,751
OPENLANE, Inc.
(a)
................... 132,031 2,619,495
Pitney Bowes, Inc. ................... 212 1,535
RB Global, Inc.
(b)
.................... 205,195 18,510,641
Republic Services, Inc. ................ 221,553 44,572,033
Rollins, Inc. ........................ 318,576 14,765,998
Steelcase, Inc. , Class A ............... 108,821 1,286,264
Tetra Tech, Inc. ..................... 296,940 11,830,090
UniFirst Corp. ...................... 16,320 2,792,189
Veralto Corp. ....................... 276,462 28,157,655
Vestis Corp. ....................... 145,914 2,223,729
Viad Corp.
(a)
....................... 31,741 1,349,310
VSE Corp.
(b)
....................... 21,452 2,040,085
Waste Management, Inc. ............... 406,106 81,948,130
408,419,296
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(a)
.............. 84,020 699,887
Applied Optoelectronics, Inc.
(a) (b)
.......... 52,238 1,925,493
Arista Networks, Inc.
(a)
................ 1,157,258 127,911,727
Aviat Networks, Inc.
(a) (b)
................ 16,530 299,358
Calix, Inc.
(a)
........................ 68,571 2,391,071
Ciena Corp.
(a)
...................... 162,299 13,764,578
Cisco Systems, Inc. .................. 4,463,141 264,217,947
Clearfield, Inc.
(a) (b)
.................... 18,431 571,361
CommScope Holding Co., Inc.
(a)
.......... 227,304 1,184,254
Digi International, Inc.
(a)
................ 48,854 1,476,856
Extreme Networks, Inc.
(a)
............... 146,970 2,460,278
F5, Inc.
(a) (b)
........................ 64,735 16,278,911
Harmonic, Inc.
(a)
..................... 125,582 1,661,450
Infinera Corp.
(a) (b)
.................... 240,895 1,582,680
Juniper Networks, Inc. ................ 366,916 13,741,004
Lumentum Holdings, Inc.
(a)
............. 76,652 6,434,935
Motorola Solutions, Inc. ............... 186,061 86,002,976
NETGEAR, Inc.
(a)
.................... 38,475 1,072,298
NetScout Systems, Inc.
(a)
.............. 93,535 2,025,968
Ribbon Communications, Inc.
(a) (b)
......... 177,675 739,128
Ubiquiti, Inc. ....................... 5,472 1,816,321
Security
Shares
Shares Value
Communications Equipment (continued)
Viasat, Inc.
(a) (b)
...................... 85,935 $ 731,307
Viavi Solutions, Inc.
(a)
................. 250,961 2,534,706
551,524,494
Construction & Engineering — 0.3%
AECOM .......................... 150,148 16,038,809
Ameresco, Inc. , Class A
(a) (b)
............. 41,356 971,039
API Group Corp.
(a)
................... 269,930 9,709,382
Arcosa, Inc. ....................... 54,472 5,269,621
Argan, Inc. ........................ 16,217 2,222,378
Comfort Systems USA, Inc. ............. 39,571 16,780,478
Construction Partners, Inc. , Class A
(a) (b)
..... 51,024 4,513,583
Dycom Industries, Inc.
(a)
............... 33,180 5,775,311
EMCOR Group, Inc. .................. 51,218 23,247,850
Everus Construction Group, Inc.
(a)
......... 57,292 3,766,949
Fluor Corp.
(a)
....................... 195,553 9,644,674
Granite Construction, Inc. .............. 52,954 4,644,595
Great Lakes Dredge & Dock Corp.
(a)
....... 102,639 1,158,794
IES Holdings, Inc.
(a) (b)
................. 9,007 1,810,047
Limbach Holdings, Inc.
(a) (b)
.............. 13,408 1,146,920
MasTec, Inc.
(a) (b)
..................... 69,565 9,470,579
MYR Group, Inc.
(a)
................... 18,783 2,794,347
Northwest Pipe Co.
(a)
................. 15,710 758,165
Orion Group Holdings, Inc.
(a)
............ 50,992 373,771
Primoris Services Corp. ............... 62,031 4,739,169
Quanta Services, Inc. ................. 164,556 52,007,924
Sterling Infrastructure, Inc.
(a)
............ 33,358 5,619,155
Tutor Perini Corp.
(a)
.................. 56,601 1,369,744
Valmont Industries, Inc. ................ 22,368 6,859,595
WillScot Holdings Corp.
(a)
.............. 213,222 7,132,276
197,825,155
Construction Materials — 0.3%
CRH plc .......................... 759,546 70,273,196
Eagle Materials, Inc.
(b)
................. 37,885 9,348,503
Knife River Corp.
(a)
................... 64,529 6,558,727
Martin Marietta Materials, Inc. ........... 68,966 35,620,939
Summit Materials, Inc. , Class A
(a)
......... 132,970 6,728,282
United States Lime & Minerals, Inc. ........ 13,901 1,845,219
Vulcan Materials Co. ................. 149,336 38,413,699
168,788,565
Consumer Finance — 0.6%
Ally Financial, Inc. ................... 305,875 11,014,559
American Express Co. ................ 624,468 185,335,858
Bread Financial Holdings, Inc. ........... 48,318 2,950,297
Capital One Financial Corp. ............. 427,071 76,155,301
Credit Acceptance Corp.
(a) (b)
............. 7,443 3,494,191
Dave, Inc. , Class A
(a)
................. 7,621 662,417
Discover Financial Services ............. 281,765 48,810,151
Encore Capital Group, Inc.
(a) (b)
........... 26,313 1,256,972
Enova International, Inc.
(a)
.............. 30,736 2,946,968
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 59,476 726,797
FirstCash Holdings, Inc. ............... 41,592 4,308,931
Green Dot Corp. , Class A
(a)
............. 39,323 418,397
LendingClub Corp.
(a)
.................. 123,458 1,998,785
LendingTree, Inc.
(a)
................... 17,263 668,941
Moneylion, Inc. , Class A
(a) (b)
............. 8,482 729,537
Navient Corp. ...................... 105,495 1,402,028
Nelnet, Inc. , Class A .................. 19,992 2,135,345
NerdWallet, Inc. , Class A
(a)
.............. 60,273 801,631
OneMain Holdings, Inc. ................ 136,137 7,096,822
PRA Group, Inc.
(a)
................... 49,700 1,038,233
PROG Holdings, Inc. ................. 53,654 2,267,418
SLM Corp. ........................ 240,846 6,642,533
SoFi Technologies, Inc.
(a) (b)
............. 1,227,244 18,899,557

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Synchrony Financial .................. 435,315 $ 28,295,475
Upstart Holdings, Inc.
(a) (b)
............... 90,364 5,563,711
World Acceptance Corp.
(a)
.............. 3,884 436,717
416,057,572
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. , Class A ........... 457,944 8,994,020
Andersons, Inc. (The) ................. 36,377 1,473,996
BJ's Wholesale Club Holdings, Inc.
(a)
....... 148,052 13,228,446
Casey's General Stores, Inc. ............ 41,156 16,307,242
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 44,721 2,205,640
Costco Wholesale Corp. ............... 496,529 454,954,627
Dollar General Corp. ................. 248,201 18,818,600
Dollar Tree, Inc.
(a)
.................... 227,874 17,076,878
Grocery Outlet Holding Corp.
(a)
........... 118,527 1,850,206
Ingles Markets, Inc. , Class A ............ 16,264 1,048,052
Kroger Co. (The) .................... 742,102 45,379,537
Maplebear, Inc.
(a)
.................... 186,201 7,712,445
Performance Food Group Co.
(a)
.......... 177,737 15,027,663
PriceSmart, Inc. ..................... 29,432 2,712,747
SpartanNash Co. .................... 47,106 862,982
Sprouts Farmers Market, Inc.
(a)
........... 114,137 14,503,389
Sysco Corp. ....................... 549,336 42,002,231
Target Corp. ....................... 515,716 69,714,489
United Natural Foods, Inc.
(a)
............. 64,335 1,756,989
US Foods Holding Corp.
(a)
.............. 266,662 17,989,018
Walgreens Boots Alliance, Inc. ........... 812,137 7,577,238
Walmart, Inc. ....................... 4,865,953 439,638,854
Weis Markets, Inc. ................... 18,711 1,267,109
1,202,102,398
Containers & Packaging — 0.3%
Amcor plc ......................... 1,639,657 15,429,172
AptarGroup, Inc. .................... 73,731 11,583,140
Avery Dennison Corp. ................. 90,945 17,018,538
Ball Corp. ......................... 333,588 18,390,706
Berry Global Group, Inc. ............... 127,646 8,254,867
Crown Holdings, Inc. ................. 132,596 10,964,363
Graphic Packaging Holding Co. .......... 327,371 8,891,396
Greif, Inc. , Class A, NVS ............... 26,797 1,637,833
Greif, Inc. , Class B ................... 9,916 672,800
International Paper Co. ................ 388,770 20,923,601
Myers Industries, Inc. ................. 46,789 516,551
O-I Glass, Inc.
(a) (b)
.................... 170,087 1,843,743
Packaging Corp. of America ............ 99,875 22,484,859
Pactiv Evergreen, Inc. ................ 55,865 975,962
Sealed Air Corp. .................... 150,300 5,084,649
Silgan Holdings, Inc. .................. 92,778 4,829,095
Smurfit WestRock plc ................. 550,860 29,669,320
Sonoco Products Co. ................. 107,675 5,259,924
TriMas Corp.
(b)
...................... 50,603 1,244,328
185,674,847
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 22,490 616,226
Genuine Parts Co. ................... 156,776 18,305,166
LKQ Corp. ........................ 300,408 11,039,994
Pool Corp. ........................ 43,194 14,726,562
44,687,948
Diversified Consumer Services — 0.1%
ADT, Inc. ......................... 400,892 2,770,164
Adtalem Global Education, Inc.
(a)
......... 44,514 4,044,097
American Public Education, Inc.
(a)
......... 31,058 669,921
Bright Horizons Family Solutions, Inc.
(a)
..... 65,482 7,258,680
Carriage Services, Inc. ................ 19,740 786,639
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Coursera, Inc.
(a)
..................... 164,942 $ 1,402,007
Duolingo, Inc. , Class A
(a)
............... 42,188 13,678,615
Frontdoor, Inc.
(a)
..................... 90,099 4,925,712
Graham Holdings Co. , Class B ........... 3,708 3,233,079
Grand Canyon Education, Inc.
(a)
.......... 32,333 5,296,145
H&R Block, Inc. ..................... 151,835 8,022,961
Laureate Education, Inc.
(a)
.............. 158,276 2,894,868
Mister Car Wash, Inc.
(a) (b)
............... 136,627 996,011
OneSpaWorld Holdings Ltd. ............. 119,633 2,380,697
Perdoceo Education Corp. .............. 66,393 1,757,423
Service Corp. International ............. 161,780 12,913,280
Strategic Education, Inc. ............... 27,041 2,526,170
Stride, Inc.
(a)
....................... 47,620 4,949,147
Udemy, Inc.
(a) (b)
..................... 108,972 896,839
Universal Technical Institute, Inc.
(a)
........ 55,610 1,429,733
82,832,188
Diversified REITs — 0.0%
Alexander & Baldwin, Inc. .............. 122,926 2,180,707
American Assets Trust, Inc. ............. 58,206 1,528,490
Armada Hoffler Properties, Inc. .......... 119,676 1,224,285
Broadstone Net Lease, Inc. ............. 215,822 3,422,937
CTO Realty Growth, Inc. ............... 32,253 635,707
Empire State Realty Trust, Inc. , Class A ..... 173,759 1,793,193
Essential Properties Realty Trust, Inc. ...... 197,937 6,191,469
Gladstone Commercial Corp. ............ 58,292 946,662
Global Net Lease, Inc. ................ 217,765 1,589,685
One Liberty Properties, Inc. ............. 35,824 975,846
WP Carey, Inc. ..................... 239,065 13,024,261
33,513,242
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
...................... 22,784 698,785
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 182,333 3,847,226
AT&T, Inc. ......................... 8,011,842 182,429,642
ATN International, Inc. ................ 20,270 340,739
Bandwidth, Inc. , Class A
(a)
.............. 27,703 471,505
Cogent Communications Holdings, Inc.
(b)
.... 47,837 3,686,798
Frontier Communications Parent, Inc.
(a)
..... 247,994 8,605,392
Globalstar, Inc.
(a)
.................... 832,140 1,722,530
IDT Corp. , Class B ................... 22,571 1,072,574
Iridium Communications, Inc. ............ 139,687 4,053,717
Liberty Global Ltd. , Class A
(a)
............ 163,091 2,081,041
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 212,130 2,787,388
Liberty Latin America Ltd. , Class A
(a) (b)
...... 59,004 375,265
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 167,788 1,063,776
Lumen Technologies, Inc.
(a)
............. 1,155,401 6,135,179
Shenandoah Telecommunications Co. ...... 62,802 791,933
Verizon Communications, Inc. ........... 4,710,339 188,366,457
408,529,947
Electric Utilities — 1.4%
ALLETE, Inc. ...................... 68,707 4,452,214
Alliant Energy Corp. .................. 284,337 16,815,690
American Electric Power Co., Inc. ......... 595,770 54,947,867
Constellation Energy Corp. ............. 350,842 78,486,864
Duke Energy Corp. .................. 859,534 92,606,193
Edison International .................. 434,846 34,718,105
Entergy Corp. ...................... 477,968 36,239,534
Evergy, Inc. ........................ 248,608 15,301,822
Eversource Energy .................. 413,196 23,729,846
Exelon Corp. ....................... 1,124,051 42,309,280
FirstEnergy Corp. ................... 569,495 22,654,511
Genie Energy Ltd. , Class B ............. 21,676 337,929
Hawaiian Electric Industries, Inc.
(a)
........ 184,112 1,791,410
IDACORP, Inc. ..................... 55,878 6,106,348

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
MGE Energy, Inc. .................... 40,795 $ 3,833,098
NextEra Energy, Inc. ................. 2,304,347 165,198,636
NRG Energy, Inc. .................... 226,582 20,442,228
OGE Energy Corp. ................... 241,420 9,958,575
Oklo, Inc.
(a) (b)
....................... 90,617 1,923,799
Otter Tail Corp. ..................... 46,972 3,468,413
PG&E Corp. ....................... 2,453,001 49,501,560
Pinnacle West Capital Corp. ............ 123,081 10,433,576
Portland General Electric Co. ............ 106,893 4,662,673
PPL Corp. ........................ 859,479 27,898,688
Southern Co. (The) .................. 1,220,426 100,465,468
TXNM Energy, Inc. ................... 111,671 5,490,863
Xcel Energy, Inc. .................... 639,104 43,152,302
876,927,492
Electrical Equipment — 0.9%
Acuity Brands, Inc. ................... 34,614 10,111,788
Allient, Inc. ........................ 21,325 517,771
American Superconductor Corp.
(a) (b)
....... 47,954 1,181,107
AMETEK, Inc. ...................... 257,615 46,437,680
Array Technologies, Inc.
(a) (b)
............. 158,677 958,409
Atkore, Inc. ........................ 42,250 3,525,763
Bloom Energy Corp. , Class A
(a) (b)
......... 237,097 5,265,924
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 599,317 641,269
Eaton Corp. plc ..................... 442,691 146,915,862
Emerson Electric Co. ................. 639,338 79,233,158
EnerSys .......................... 46,973 4,341,714
Enovix Corp.
(a) (b)
..................... 201,447 2,189,729
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 352,039 1,710,910
Fluence Energy, Inc. , Class A
(a) (b)
......... 65,260 1,036,329
GE Vernova, Inc. .................... 309,013 101,643,646
Generac Holdings, Inc.
(a)
............... 68,467 10,615,808
GrafTech International Ltd.
(a)
............ 239,625 414,551
Hubbell, Inc.
(b)
...................... 59,532 24,937,360
LSI Industries, Inc. ................... 33,684 654,143
Net Power, Inc. , Class A
(a) (b)
............. 51,856 549,155
NEXTracker, Inc. , Class A
(a) (b)
............ 160,550 5,864,892
NuScale Power Corp. , Class A
(a) (b)
......... 105,323 1,888,441
nVent Electric plc .................... 188,480 12,846,797
Plug Power, Inc.
(a) (b)
.................. 980,396 2,088,244
Powell Industries, Inc. ................. 10,296 2,282,108
Preformed Line Products Co. ............ 3,377 431,547
Regal Rexnord Corp. ................. 75,480 11,709,212
Rockwell Automation, Inc. .............. 126,966 36,285,613
Sensata Technologies Holding plc ......... 170,147 4,662,028
SES AI Corp. , Class A
(a) (b)
.............. 227,957 499,226
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 192,059 1,062,086
Stem, Inc.
(a) (b)
...................... 34 21
Sunrun, Inc.
(a) (b)
..................... 257,833 2,384,955
Thermon Group Holdings, Inc.
(a)
.......... 38,008 1,093,490
Vertiv Holdings Co. , Class A ............ 419,965 47,712,224
Vicor Corp.
(a) (b)
...................... 27,379 1,322,953
575,015,913
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.
(b)
........ 42,249 4,885,252
Amphenol Corp. , Class A .............. 1,348,623 93,661,867
Arlo Technologies, Inc.
(a) (b)
.............. 107,858 1,206,931
Arrow Electronics, Inc.
(a)
............... 55,836 6,316,168
Avnet, Inc. ........................ 99,081 5,183,918
Badger Meter, Inc. ................... 32,390 6,870,567
Bel Fuse, Inc. , Class B, NVS
(b)
........... 15,817 1,304,428
Belden, Inc. ....................... 46,761 5,265,756
Benchmark Electronics, Inc. ............ 45,149 2,049,765
CDW Corp. ........................ 150,187 26,138,545
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp. ...................... 198,344 $ 7,112,616
Coherent Corp.
(a) (b)
................... 172,754 16,364,986
Corning, Inc. ....................... 865,991 41,151,892
Crane NXT Co. ..................... 52,837 3,076,170
CTS Corp. ........................ 42,257 2,228,212
Daktronics, Inc.
(a)
.................... 61,080 1,029,809
ePlus, Inc.
(a)
....................... 29,872 2,206,943
Evolv Technologies Holdings, Inc.
(a) (b)
...... 108,844 429,934
Fabrinet
(a)
......................... 40,990 9,012,881
Flex Ltd.
(a)
......................... 436,193 16,745,449
Insight Enterprises, Inc.
(a)
.............. 30,916 4,702,324
IPG Photonics Corp.
(a)
................ 35,931 2,612,902
Itron, Inc.
(a)
........................ 50,062 5,435,732
Jabil, Inc. ......................... 126,629 18,221,913
Keysight Technologies, Inc.
(a)
............ 194,859 31,300,201
Kimball Electronics, Inc.
(a)
.............. 31,951 598,442
Knowles Corp.
(a)
.................... 114,309 2,278,178
Lightwave Logic, Inc.
(a) (b)
............... 129,635 272,234
Littelfuse, Inc. ...................... 28,325 6,674,786
Methode Electronics, Inc. .............. 40,126 473,086
MicroVision, Inc.
(a) (b)
.................. 302,045 395,679
Mirion Technologies, Inc. , Class A
(a) (b)
...... 236,136 4,120,573
M-Tron Industries, Inc.
(a)
............... 6,055 293,244
Napco Security Technologies, Inc. ........ 42,123 1,497,894
nLight, Inc.
(a)
....................... 70,808 742,776
Novanta, Inc.
(a)
..................... 40,663 6,212,087
OSI Systems, Inc.
(a) (b)
................. 18,029 3,018,595
Ouster, Inc. , Class A
(a)
................. 59,513 727,249
PAR Technology Corp.
(a) (b)
.............. 44,110 3,205,474
PC Connection, Inc. .................. 18,093 1,253,302
Plexus Corp.
(a)
...................... 29,735 4,652,933
Powerfleet, Inc.
(a)
.................... 123,986 825,747
Rogers Corp.
(a)
..................... 19,534 1,984,850
Sanmina Corp.
(a)
.................... 62,646 4,740,423
ScanSource, Inc.
(a)
................... 31,334 1,486,798
SmartRent, Inc. , Class A
(a) (b)
............. 273,164 478,037
TD SYNNEX Corp. ................... 85,391 10,014,656
TE Connectivity plc .................. 329,124 47,054,858
Teledyne Technologies, Inc.
(a)
............ 52,172 24,214,590
Trimble, Inc.
(a)
...................... 274,398 19,388,963
TTM Technologies, Inc.
(a)
............... 125,761 3,112,585
Vishay Intertechnology, Inc. ............. 140,803 2,385,203
Vishay Precision Group, Inc.
(a)
........... 17,227 404,318
Vontier Corp. ....................... 167,917 6,123,933
Zebra Technologies Corp. , Class A
(a)
....... 58,125 22,449,038
495,595,692
Energy Equipment & Services — 0.3%
Archrock, Inc. ...................... 199,539 4,966,526
Atlas Energy Solutions, Inc.
(b)
............ 67,487 1,496,862
Baker Hughes Co. , Class A ............. 1,107,192 45,417,016
Bristow Group, Inc.
(a)
................. 29,523 1,012,639
Cactus, Inc. , Class A ................. 71,744 4,186,980
ChampionX Corp. ................... 221,497 6,022,503
Core Laboratories, Inc.
(b)
............... 63,052 1,091,430
DMC Global, Inc.
(a) (b)
.................. 25,385 186,580
Expro Group Holdings NV
(a)
............. 133,059 1,659,246
Halliburton Co. ..................... 992,365 26,982,404
Helix Energy Solutions Group, Inc.
(a)
....... 180,307 1,680,461
Helmerich & Payne, Inc. ............... 115,979 3,713,648
Innovex International, Inc.
(a) (b)
............ 38,341 535,624
Kodiak Gas Services, Inc. .............. 45,491 1,857,397
Liberty Energy, Inc. , Class A
(b)
........... 184,579 3,671,276
Nabors Industries Ltd.
(a) (b)
.............. 12,238 699,646
Noble Corp. plc ..................... 146,477 4,599,378

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
NOV, Inc. ......................... 453,208 $ 6,616,837
NPK International, Inc.
(a) (b)
.............. 111,111 852,221
Oceaneering International, Inc.
(a)
......... 118,972 3,102,790
Oil States International, Inc.
(a)
............ 77,910 394,225
Patterson-UTI Energy, Inc. ............. 417,193 3,446,014
ProPetro Holding Corp.
(a)
............... 91,432 853,061
RPC, Inc. ......................... 92,151 547,377
Schlumberger NV ................... 1,576,386 60,438,639
SEACOR Marine Holdings, Inc.
(a)
......... 50,414 330,716
Select Water Solutions, Inc. , Class A ....... 110,495 1,462,954
Solaris Energy Infrastructure, Inc. , Class A ... 36,451 1,049,060
TechnipFMC plc ..................... 491,074 14,211,681
TETRA Technologies, Inc.
(a)
............. 148,321 530,989
Tidewater, Inc.
(a) (b)
................... 53,206 2,910,900
Transocean Ltd.
(a) (b)
.................. 939,278 3,522,292
Valaris Ltd.
(a)
....................... 68,254 3,019,557
Weatherford International plc ............ 80,041 5,733,337
218,802,266
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
427,763 1,702,497
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 14,038 572,750
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
47,122 1,802,888
Cinemark Holdings, Inc.
(a) (b)
............. 121,867 3,775,440
Electronic Arts, Inc. .................. 267,311 39,107,599
Endeavor Group Holdings, Inc. , Class A
(b)
... 212,761 6,657,292
Eventbrite, Inc. , Class A
(a) (b)
............. 111,713 375,356
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 26,885 2,259,416
Liberty Media Corp.-Liberty Formula One , Class
C
(a) (b)
.......................... 244,414 22,647,401
Liberty Media Corp.-Liberty Live , Class A
(a)
... 30,563 2,034,273
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a) (b)
........................ 53,638 3,650,602
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 62,739 535,791
Lions Gate Entertainment Corp. , Class B,
NVS
(a) (b)
........................ 156,261 1,179,771
Live Nation Entertainment, Inc.
(a)
......... 175,411 22,715,724
Madison Square Garden Entertainment
Corp.
(a) (b)
....................... 51,989 1,850,808
Madison Square Garden Sports Corp.
(a)
..... 18,471 4,168,535
Marcus Corp. (The) .................. 31,745 682,517
Netflix, Inc.
(a)
....................... 479,244 427,159,762
Playtika Holding Corp. ................ 95,538 663,034
ROBLOX Corp. , Class A
(a)
.............. 601,523 34,804,121
Roku, Inc. , Class A
(a)
................. 146,087 10,860,108
Sphere Entertainment Co. , Class A
(a)
....... 28,695 1,156,982
Take-Two Interactive Software, Inc.
(a)
....... 183,333 33,747,939
TKO Group Holdings, Inc. , Class A
(a)
....... 74,028 10,520,119
Vivid Seats, Inc. , Class A
(a) (b)
............ 98,116 454,277
Walt Disney Co. (The) ................ 2,029,648 226,001,305
Warner Bros Discovery, Inc.
(a)
........... 2,501,826 26,444,301
Warner Music Group Corp. , Class A ....... 153,209 4,749,479
892,280,087
Financial Services — 4.2%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 278,770 16,977,093
Alerus Financial Corp. ................ 29,257 562,905
Apollo Global Management, Inc. .......... 502,009 82,911,806
AvidXchange Holdings, Inc.
(a) (b)
........... 221,314 2,288,387
Berkshire Hathaway, Inc. , Class B
(a)
....... 2,051,954 930,109,709
Block, Inc. , Class A
(a)
................. 627,666 53,345,333
Cannae Holdings, Inc. ................ 90,061 1,788,612
Cantaloupe, Inc.
(a)
................... 93,326 887,530
Cass Information Systems, Inc. .......... 19,634 803,227
Corpay, Inc.
(a)
...................... 78,148 26,446,846
Security
Shares
Shares Value
Financial Services (continued)
Enact Holdings, Inc. .................. 48,070 $ 1,556,507
Equitable Holdings, Inc. ............... 334,792 15,792,139
Essent Group Ltd. ................... 119,871 6,525,777
Euronet Worldwide, Inc.
(a)
.............. 47,068 4,840,473
EVERTEC, Inc. ..................... 77,976 2,692,511
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 12,068 2,376,793
Fidelity National Information Services, Inc. ... 609,377 49,219,380
Fiserv, Inc.
(a)
....................... 637,087 130,870,412
Flywire Corp.
(a)
..................... 121,893 2,513,434
Global Payments, Inc. ................ 286,219 32,073,701
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 130,172 3,492,515
I3 Verticals, Inc. , Class A
(a) (b)
............ 28,009 645,327
International Money Express, Inc.
(a)
........ 42,783 891,170
Jack Henry & Associates, Inc. ........... 81,826 14,344,098
Jackson Financial, Inc. , Class A .......... 57,529 5,009,625
Marqeta, Inc. , Class A
(a)
............... 572,536 2,169,911
Mastercard, Inc. , Class A ............... 915,722 482,191,734
Merchants Bancorp .................. 33,418 1,218,754
MGIC Investment Corp. ............... 293,226 6,952,388
Mr Cooper Group, Inc.
(a) (b)
.............. 74,167 7,120,774
NCR Atleos Corp.
(a)
.................. 79,574 2,699,150
NewtekOne, Inc. .................... 35,471 452,965
NMI Holdings, Inc. , Class A
(a)
............ 97,555 3,586,122
Paymentus Holdings, Inc. , Class A
(a) (b)
...... 23,468 766,700
Payoneer Global, Inc.
(a)
................ 202,265 2,030,741
PayPal Holdings, Inc.
(a)
................ 1,123,807 95,916,927
PennyMac Financial Services, Inc. ........ 35,667 3,643,027
Radian Group, Inc. ................... 163,415 5,183,524
Remitly Global, Inc.
(a)
................. 176,599 3,985,839
Repay Holdings Corp. , Class A
(a) (b)
........ 99,821 761,634
Rocket Cos., Inc. , Class A
(a) (b)
............ 162,188 1,826,237
Sezzle, Inc.
(a) (b)
..................... 2,209 565,062
Shift4 Payments, Inc. , Class A
(a) (b)
......... 77,468 8,039,629
Toast, Inc. , Class A
(a) (b)
................ 468,894 17,091,186
UWM Holdings Corp. , Class A ........... 136,815 803,104
Velocity Financial, Inc.
(a) (b)
.............. 31,515 616,433
Visa, Inc. , Class A ................... 1,932,627 610,787,437
Voya Financial, Inc. .................. 107,215 7,379,608
Walker & Dunlop, Inc. ................. 40,238 3,911,536
Waterstone Financial, Inc. .............. 47,854 643,158
Western Union Co. (The) .............. 288,726 3,060,496
WEX, Inc.
(a)
........................ 44,736 7,843,116
2,670,212,502
Food Products — 0.6%
Alico, Inc. ......................... 22,371 580,080
Archer-Daniels-Midland Co. ............. 532,399 26,896,797
B&G Foods, Inc. .................... 126,764 873,404
Bunge Global SA .................... 153,293 11,920,064
Calavo Growers, Inc. ................. 21,380 545,190
Cal-Maine Foods, Inc. ................. 43,794 4,507,278
Campbell's Co. (The) ................. 224,124 9,386,313
Conagra Brands, Inc. ................. 530,414 14,718,988
Darling Ingredients, Inc.
(a)
.............. 179,873 6,059,921
Flowers Foods, Inc. .................. 227,867 4,707,732
Fresh Del Monte Produce, Inc. ........... 45,866 1,523,210
Freshpet, Inc.
(a)
..................... 56,105 8,309,711
General Mills, Inc. ................... 614,080 39,159,882
Hain Celestial Group, Inc. (The)
(a)
......... 100,119 615,732
Hershey Co. (The) ................... 162,338 27,491,940
Hormel Foods Corp. .................. 328,525 10,305,829
Ingredion, Inc. ...................... 71,626 9,852,873
J & J Snack Foods Corp. ............... 18,599 2,885,263

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
J M Smucker Co. (The) ................ 119,083 $ 13,113,420
John B Sanfilippo & Son, Inc. ............ 10,932 952,286
Kellanova ......................... 299,271 24,231,973
Kraft Heinz Co. (The) ................. 987,618 30,329,749
Lamb Weston Holdings, Inc. ............ 160,540 10,728,888
Lancaster Colony Corp. ............... 22,300 3,861,022
McCormick & Co., Inc. (Non-Voting) , NVS ... 285,937 21,799,837
Mission Produce, Inc.
(a) (b)
............... 57,056 819,895
Mondelez International, Inc. , Class A ....... 1,503,241 89,788,585
Pilgrim's Pride Corp.
(a) (b)
............... 44,681 2,028,071
Post Holdings, Inc.
(a)
.................. 50,462 5,775,880
Seaboard Corp. ..................... 260 631,712
Simply Good Foods Co. (The)
(a) (b)
......... 107,009 4,171,211
SunOpta, Inc.
(a)
..................... 113,004 870,131
Tootsie Roll Industries, Inc. ............. 24,458 790,727
TreeHouse Foods, Inc.
(a) (b)
.............. 56,320 1,978,522
Tyson Foods, Inc. , Class A ............. 325,247 18,682,188
Utz Brands, Inc. , Class A
(b)
............. 81,998 1,284,089
Vital Farms, Inc.
(a) (b)
.................. 34,143 1,286,850
WK Kellogg Co. ..................... 72,973 1,312,784
414,778,027
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 168,288 23,437,470
Chesapeake Utilities Corp. ............. 25,418 3,084,474
MDU Resources Group, Inc. ............ 229,029 4,127,103
National Fuel Gas Co. ................ 102,880 6,242,758
New Jersey Resources Corp. ............ 118,395 5,523,127
Northwest Natural Holding Co. ........... 55,460 2,193,998
ONE Gas, Inc. ...................... 63,398 4,390,311
Southwest Gas Holdings, Inc. ........... 68,798 4,864,706
Spire, Inc. ......................... 64,482 4,373,814
UGI Corp. ......................... 237,433 6,702,734
64,940,495
Ground Transportation — 0.9%
ArcBest Corp. ...................... 27,001 2,519,733
Avis Budget Group, Inc.
(a)
.............. 21,335 1,719,814
Covenant Logistics Group, Inc. , Class A ..... 10,928 595,685
CSX Corp. ........................ 2,156,720 69,597,354
FTAI Infrastructure, Inc. ................ 169,231 1,228,617
Heartland Express, Inc. ................ 52,263 586,391
Hertz Global Holdings, Inc.
(a) (b)
........... 157,463 576,315
JB Hunt Transport Services, Inc. ......... 89,216 15,225,603
Knight-Swift Transportation Holdings, Inc. ... 182,179 9,662,774
Landstar System, Inc. ................. 39,354 6,763,379
Lyft, Inc. , Class A
(a)
................... 415,947 5,365,716
Marten Transport Ltd.
(b)
................ 72,359 1,129,524
Norfolk Southern Corp. ................ 252,897 59,354,926
Old Dominion Freight Line, Inc. .......... 210,998 37,220,047
RXO, Inc.
(a) (b)
....................... 153,210 3,652,526
Ryder System, Inc. ................... 45,789 7,182,463
Saia, Inc.
(a) (b)
....................... 29,876 13,615,390
Schneider National, Inc. , Class B
(b)
........ 50,218 1,470,383
Uber Technologies, Inc.
(a)
.............. 2,360,166 142,365,213
U-Haul Holding Co.
(a) (b)
................ 10,599 732,285
U-Haul Holding Co. , NVS
(b)
............. 113,356 7,260,452
Union Pacific Corp. .................. 677,491 154,495,048
Werner Enterprises, Inc. ............... 75,896 2,726,184
XPO, Inc.
(a)
........................ 129,816 17,025,368
562,071,190
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories .................. 1,941,504 219,603,517
Align Technology, Inc.
(a)
................ 79,574 16,591,975
Alphatec Holdings, Inc.
(a) (b)
.............. 110,256 1,012,150
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AngioDynamics, Inc.
(a)
................ 72,991 $ 668,598
Artivion, Inc.
(a) (b)
..................... 59,536 1,702,134
Aspira Women's Health, Inc.
(a)
........... 1 1
AtriCure, Inc.
(a)
..................... 57,128 1,745,832
Avanos Medical, Inc.
(a)
................ 56,644 901,772
AxoGen, Inc.
(a)
...................... 45,992 757,948
Baxter International, Inc. ............... 576,957 16,824,066
Becton Dickinson & Co. ............... 324,320 73,578,478
Boston Scientific Corp.
(a)
............... 1,648,206 147,217,760
Butterfly Network, Inc.
(a) (b)
.............. 202,343 631,310
Cerus Corp.
(a)
...................... 302,446 465,767
CONMED Corp. ..................... 37,149 2,542,478
Cooper Cos., Inc. (The)
(a)
.............. 225,953 20,771,859
Dentsply Sirona, Inc. ................. 246,294 4,674,660
Dexcom, Inc.
(a)
..................... 438,979 34,139,397
Edwards Lifesciences Corp.
(a)
........... 660,987 48,932,868
Embecta Corp. ..................... 62,200 1,284,430
Enovis Corp.
(a) (b)
..................... 69,579 3,053,127
Envista Holdings Corp.
(a)
............... 201,355 3,884,138
GE HealthCare Technologies, Inc. ........ 513,799 40,168,806
Glaukos Corp.
(a)
..................... 62,727 9,405,286
Globus Medical, Inc. , Class A
(a)
.......... 128,276 10,609,708
Haemonetics Corp.
(a) (b)
................ 58,787 4,590,089
Hologic, Inc.
(a) (b)
..................... 258,347 18,624,235
ICU Medical, Inc.
(a)
................... 27,403 4,252,124
IDEXX Laboratories, Inc.
(a)
.............. 92,525 38,253,536
Inari Medical, Inc.
(a)
.................. 60,548 3,090,975
Inspire Medical Systems, Inc.
(a) (b)
......... 33,926 6,289,202
Insulet Corp.
(a)
...................... 78,318 20,446,480
Integer Holdings Corp.
(a)
............... 37,929 5,026,351
Integra LifeSciences Holdings Corp.
(a)
...... 79,108 1,794,169
Intuitive Surgical, Inc.
(a)
................ 399,296 208,416,540
iRhythm Technologies, Inc.
(a) (b)
........... 37,465 3,378,219
Lantheus Holdings, Inc.
(a) (b)
............. 77,472 6,930,645
LeMaitre Vascular, Inc. ................ 23,726 2,186,114
LivaNova plc
(a)
...................... 60,964 2,823,243
Masimo Corp.
(a)
..................... 50,699 8,380,545
Medtronic plc ...................... 1,443,531 115,309,256
Merit Medical Systems, Inc.
(a)
............ 66,730 6,454,126
Neogen Corp.
(a) (b)
.................... 226,389 2,748,362
Nevro Corp.
(a)
...................... 41,583 154,689
Novocure Ltd.
(a)
..................... 117,091 3,489,312
Omnicell, Inc.
(a)
..................... 51,062 2,273,280
OraSure Technologies, Inc.
(a)
............ 106,928 386,010
Orthofix Medical, Inc.
(a)
................ 45,603 796,228
OrthoPediatrics Corp.
(a)
................ 17,586 407,643
Paragon 28, Inc.
(a) (b)
.................. 66,212 683,970
Penumbra, Inc.
(a)
.................... 43,862 10,416,348
PROCEPT BioRobotics Corp.
(a) (b)
......... 59,127 4,760,906
Pulmonx Corp.
(a) (b)
................... 59,714 405,458
Pulse Biosciences, Inc.
(a) (b)
.............. 34,574 601,933
QuidelOrtho Corp.
(a)
.................. 77,308 3,444,071
ResMed, Inc. ...................... 165,258 37,792,852
RxSight, Inc.
(a)
...................... 40,820 1,403,392
Senseonics Holdings, Inc.
(a) (b)
............ 899,617 470,860
SI-BONE, Inc.
(a) (b)
.................... 49,580 695,112
Solventum Corp.
(a) (b)
.................. 153,279 10,125,611
STAAR Surgical Co.
(a)
................. 56,081 1,362,207
STERIS plc ........................ 111,156 22,849,227
Stryker Corp. ...................... 385,110 138,658,856
Surmodics, Inc.
(a)
.................... 15,846 627,502
Tandem Diabetes Care, Inc.
(a)
........... 75,559 2,721,635
Teleflex, Inc. ....................... 53,214 9,471,028
TransMedics Group, Inc.
(a) (b)
............. 36,554 2,279,142
Treace Medical Concepts, Inc.
(a)
.......... 63,565 472,924

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.
(a)
............... 8,246 $ 2,016,229
Varex Imaging Corp.
(a)
................ 45,844 668,864
Zimmer Biomet Holdings, Inc. ........... 221,705 23,418,699
Zimvie, Inc.
(a)
....................... 37,885 528,496
1,403,544,760
Health Care Providers & Services — 2.0%
23andMe Holding Co.
(a) (b)
.............. 27,809 90,379
Acadia Healthcare Co., Inc.
(a)
............ 106,081 4,206,112
Accolade, Inc.
(a)
..................... 78,902 269,845
AdaptHealth Corp.
(a) (b)
................. 121,569 1,157,337
Addus HomeCare Corp.
(a)
.............. 21,123 2,647,768
agilon health, Inc.
(a) (b)
................. 343,030 651,757
Alignment Healthcare, Inc.
(a)
............ 143,986 1,619,842
Amedisys, Inc.
(a)
.................... 37,992 3,449,294
AMN Healthcare Services, Inc.
(a) (b)
........ 40,979 980,218
Astrana Health, Inc.
(a) (b)
................ 48,354 1,524,602
BrightSpring Health Services, Inc.
(a) (b)
...... 66,326 1,129,532
Brookdale Senior Living, Inc.
(a)
........... 207,872 1,045,596
Cardinal Health, Inc. .................. 272,038 32,173,934
Castle Biosciences, Inc.
(a)
.............. 30,266 806,589
Cencora, Inc. ...................... 193,062 43,377,170
Centene Corp.
(a)
.................... 564,925 34,223,156
Chemed Corp.
(b)
.................... 16,810 8,905,938
Cigna Group (The) ................... 310,404 85,714,961
Clover Health Investments Corp.
(a) (b)
....... 532,816 1,678,370
Community Health Systems, Inc.
(a)
........ 177,176 529,756
Concentra Group Holdings Parent, Inc. ..... 129,841 2,568,255
CorVel Corp.
(a)
...................... 30,387 3,380,858
Cross Country Healthcare, Inc.
(a)
......... 39,100 710,056
CVS Health Corp. ................... 1,407,730 63,193,000
DaVita, Inc.
(a)
....................... 50,002 7,477,799
Elevance Health, Inc. ................. 259,441 95,707,785
Encompass Health Corp. .............. 111,265 10,275,323
Enhabit, Inc.
(a)
...................... 12 94
Ensign Group, Inc. (The) ............... 62,975 8,366,858
Fulgent Genetics, Inc.
(a) (b)
.............. 32,694 603,858
GeneDx Holdings Corp. , Class A
(a)
........ 25,675 1,973,380
Guardant Health, Inc.
(a)
................ 137,309 4,194,790
HCA Healthcare, Inc. ................. 204,893 61,498,634
HealthEquity, Inc.
(a) (b)
................. 99,196 9,517,856
Henry Schein, Inc.
(a) (b)
................. 139,362 9,643,850
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 217,622 5,262,100
Humana, Inc. ...................... 135,738 34,438,088
Labcorp Holdings, Inc. ................ 93,743 21,497,145
LifeStance Health Group, Inc.
(a) (b)
......... 167,441 1,234,040
McKesson Corp. .................... 141,970 80,910,123
ModivCare, Inc.
(a)
.................... 4 47
Molina Healthcare, Inc.
(a)
............... 64,147 18,669,984
National HealthCare Corp. .............. 17,188 1,848,741
National Research Corp. ............... 21,278 375,344
NeoGenomics, Inc.
(a)
................. 149,149 2,457,976
OPKO Health, Inc.
(a) (b)
................. 441,959 649,680
Option Care Health, Inc.
(a)
.............. 197,594 4,584,181
Owens & Minor, Inc.
(a)
................. 91,603 1,197,251
Patterson Cos., Inc. .................. 92,784 2,863,314
Pediatrix Medical Group, Inc.
(a)
........... 100,301 1,315,949
Pennant Group, Inc. (The)
(a)
............. 41,149 1,091,271
Premier, Inc. , Class A ................. 107,683 2,282,880
Privia Health Group, Inc.
(a) (b)
............. 123,367 2,411,825
Progyny, Inc.
(a) (b)
.................... 96,742 1,668,799
Quest Diagnostics, Inc. ................ 124,361 18,761,100
RadNet, Inc.
(a)
...................... 73,957 5,165,157
Select Medical Holdings Corp. ........... 122,287 2,305,110
Surgery Partners, Inc.
(a) (b)
.............. 94,440 1,999,295
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Talkspace, Inc.
(a) (b)
................... 188,584 $ 582,725
Tenet Healthcare Corp.
(a)
............... 107,946 13,626,024
UnitedHealth Group, Inc. ............... 1,031,613 521,851,752
Universal Health Services, Inc. , Class B .... 66,860 11,996,021
US Physical Therapy, Inc. .............. 17,987 1,595,627
1,267,936,101
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 174,360 17,008,818
American Healthcare REIT, Inc. .......... 166,846 4,741,763
CareTrust REIT, Inc. .................. 212,286 5,742,336
Community Healthcare Trust, Inc. ......... 44,118 847,507
Diversified Healthcare Trust ............. 289,889 666,745
Global Medical REIT, Inc. .............. 59,584 459,988
Healthcare Realty Trust, Inc. , Class A ...... 439,483 7,449,237
Healthpeak Properties, Inc. ............. 785,250 15,917,018
LTC Properties, Inc. .................. 56,909 1,966,206
Medical Properties Trust, Inc.
(b)
........... 678,659 2,680,703
National Health Investors, Inc. ........... 55,009 3,812,124
Omega Healthcare Investors, Inc. ......... 299,446 11,334,031
Sabra Health Care REIT, Inc. ............ 278,210 4,818,597
Sila Realty Trust, Inc.
(b)
................ 61,353 1,492,105
Universal Health Realty Income Trust ...... 13,176 490,279
Ventas, Inc. ....................... 472,871 27,847,373
Welltower, Inc. ...................... 661,223 83,333,935
190,608,765
Health Care Technology — 0.1%
American Well Corp. , Class A
(a) (b)
......... 21,566 156,353
Certara, Inc.
(a) (b)
..................... 126,853 1,350,984
Definitive Healthcare Corp. , Class A
(a)
...... 86,032 353,592
Doximity, Inc. , Class A
(a)
............... 140,800 7,517,312
Evolent Health, Inc. , Class A
(a) (b)
.......... 123,687 1,391,479
GoodRx Holdings, Inc. , Class A
(a) (b)
........ 109,514 509,240
Health Catalyst, Inc.
(a)
................. 73,239 517,800
HealthStream, Inc.
(b)
.................. 29,206 928,751
LifeMD, Inc.
(a)
...................... 35,958 177,992
Multiplan Corp.
(a) (b)
................... 9,181 135,695
Phreesia, Inc.
(a) (b)
.................... 72,030 1,812,275
Schrodinger, Inc.
(a) (b)
.................. 61,482 1,185,988
Simulations Plus, Inc. ................. 21,297 593,973
Teladoc Health, Inc.
(a)
................. 201,768 1,834,071
Veeva Systems, Inc. , Class A
(a)
.......... 167,383 35,192,276
Waystar Holding Corp.
(a) (b)
.............. 50,385 1,849,129
55,506,910
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............. 276,416 4,242,986
Chatham Lodging Trust ................ 102,737 919,496
DiamondRock Hospitality Co. ............ 235,870 2,129,906
Host Hotels & Resorts, Inc. ............. 799,152 14,001,143
Park Hotels & Resorts, Inc. ............. 252,065 3,546,555
Pebblebrook Hotel Trust ............... 142,938 1,936,810
RLJ Lodging Trust ................... 189,411 1,933,886
Ryman Hospitality Properties, Inc. ........ 66,718 6,961,356
Service Properties Trust ............... 192,544 489,062
Summit Hotel Properties, Inc. ............ 142,378 975,289
Sunstone Hotel Investors, Inc. ........... 247,431 2,929,583
Xenia Hotels & Resorts, Inc. ............ 111,439 1,655,983
41,722,055
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)
....... 69,338 740,530
Airbnb, Inc. , Class A
(a) (b)
................ 485,271 63,769,462
Aramark .......................... 298,851 11,150,131
BJ's Restaurants, Inc.
(a) (b)
.............. 29,194 1,025,731

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Bloomin' Brands, Inc. ................. 98,220 $ 1,199,266
Booking Holdings, Inc. ................ 37,078 184,219,077
Boyd Gaming Corp.
(b)
................. 76,691 5,563,165
Brinker International, Inc.
(a)
............. 52,105 6,892,970
Caesars Entertainment, Inc.
(a) (b)
.......... 240,452 8,035,906
Carnival Corp.
(a)
..................... 1,170,943 29,179,900
Cava Group, Inc.
(a) (b)
.................. 91,158 10,282,622
Cheesecake Factory, Inc. (The) .......... 60,302 2,860,727
Chipotle Mexican Grill, Inc.
(a)
............ 1,526,604 92,054,221
Choice Hotels International, Inc.
(b)
......... 22,994 3,264,688
Churchill Downs, Inc. ................. 81,091 10,828,892
Cracker Barrel Old Country Store, Inc. ...... 27,334 1,444,875
Darden Restaurants, Inc. .............. 133,311 24,887,831
Dave & Buster's Entertainment, Inc.
(a)
...... 41,104 1,199,826
Denny's Corp.
(a)
..................... 71,240 431,002
Dine Brands Global, Inc. ............... 21,271 640,257
Domino's Pizza, Inc. .................. 38,616 16,209,452
DoorDash, Inc. , Class A
(a)
.............. 375,924 63,061,251
DraftKings, Inc. , Class A
(a)
.............. 552,313 20,546,044
Dutch Bros, Inc. , Class A
(a)
............. 128,552 6,733,554
Empire Resorts, Inc.
(a) (d)
............... 635 —
Everi Holdings, Inc.
(a)
................. 118,799 1,604,974
Expedia Group, Inc.
(a)
................. 138,222 25,754,905
First Watch Restaurant Group, Inc.
(a) (b)
...... 40,516 754,003
Flutter Entertainment plc
(a)
.............. 199,348 51,521,491
Global Business Travel Group I
(a)
......... 112,693 1,045,791
Golden Entertainment, Inc. ............. 24,148 763,077
Hilton Grand Vacations, Inc.
(a) (b)
.......... 69,850 2,720,658
Hilton Worldwide Holdings, Inc. .......... 268,901 66,461,571
Hyatt Hotels Corp. , Class A
(b)
............ 47,035 7,383,554
Jack in the Box, Inc. .................. 23,098 961,801
Krispy Kreme, Inc. ................... 110,978 1,102,012
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 8,586 777,720
Las Vegas Sands Corp. ............... 390,162 20,038,720
Life Time Group Holdings, Inc.
(a)
.......... 80,975 1,791,167
Light & Wonder, Inc. , Class A
(a)
........... 99,701 8,612,172
Lindblad Expeditions Holdings, Inc.
(a)
....... 57,958 687,382
Lucky Strike Entertainment Corp. , Class A
(b)
.. 46,130 461,761
Marriott International, Inc. , Class A ........ 255,537 71,279,491
Marriott Vacations Worldwide Corp. ........ 39,526 3,549,435
McDonald's Corp. ................... 800,287 231,995,198
MGM Resorts International
(a)
............ 252,984 8,765,896
Monarch Casino & Resort, Inc. ........... 14,426 1,138,211
Norwegian Cruise Line Holdings Ltd.
(a)
...... 493,901 12,708,073
Papa John's International, Inc. ........... 39,245 1,611,792
Penn Entertainment, Inc.
(a) (b)
............ 171,282 3,394,809
Planet Fitness, Inc. , Class A
(a)
........... 94,566 9,349,740
Playa Hotels & Resorts NV
(a) (b)
........... 152,904 1,934,236
PlayAGS, Inc.
(a)
..................... 49,892 575,255
Portillo's, Inc. , Class A
(a) (b)
.............. 91,407 859,226
RCI Hospitality Holdings, Inc.
(b)
........... 10,130 582,171
Red Rock Resorts, Inc. , Class A .......... 54,027 2,498,208
Royal Caribbean Cruises Ltd. ........... 277,163 63,938,732
Rush Street Interactive, Inc. , Class A
(a)
..... 95,862 1,315,227
Sabre Corp.
(a)
...................... 445,573 1,626,341
Shake Shack, Inc. , Class A
(a)
............ 45,638 5,923,812
Six Flags Entertainment Corp. ........... 104,391 5,030,602
Soho House & Co., Inc. , Class A
(a) (b)
....... 71,930 535,879
Starbucks Corp. ..................... 1,270,277 115,912,776
Sweetgreen, Inc. , Class A
(a)
............. 119,703 3,837,678
Target Hospitality Corp.
(a)
.............. 33,427 323,072
Texas Roadhouse, Inc. ................ 74,041 13,359,218
Travel + Leisure Co. .................. 81,482 4,110,767
United Parks & Resorts, Inc.
(a) (b)
.......... 37,482 2,106,114
Vail Resorts, Inc. .................... 42,327 7,934,196
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The) ................... 200,743 $ 3,272,111
Wingstop, Inc. ...................... 32,993 9,376,611
Wyndham Hotels & Resorts, Inc. ......... 87,884 8,857,828
Wynn Resorts Ltd. ................... 103,605 8,926,607
Xponential Fitness, Inc. , Class A
(a) (b)
....... 28,388 381,819
Yum! Brands, Inc. ................... 306,032 41,057,253
1,406,732,523
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a)
............. 31,920 876,523
Cavco Industries, Inc.
(a)
................ 9,846 4,393,581
Century Communities, Inc. ............. 31,436 2,306,145
Champion Homes, Inc.
(a)
............... 60,680 5,345,908
Cricut, Inc. , Class A .................. 63,967 364,612
DR Horton, Inc. ..................... 325,484 45,509,173
Dream Finders Homes, Inc. , Class A
(a)
...... 26,583 618,586
Ethan Allen Interiors, Inc. .............. 31,816 894,348
Garmin Ltd. ........................ 171,569 35,387,822
GoPro, Inc. , Class A
(a)
................. 248,737 271,123
Green Brick Partners, Inc.
(a)
............. 37,092 2,095,327
Helen of Troy Ltd.
(a)
.................. 25,657 1,535,058
Hovnanian Enterprises, Inc. , Class A
(a)
...... 5,735 767,458
Installed Building Products, Inc. .......... 27,120 4,752,780
KB Home ......................... 85,881 5,644,099
La-Z-Boy, Inc. ...................... 50,722 2,209,958
Leggett & Platt, Inc. .................. 150,043 1,440,413
Lennar Corp. , Class A ................. 255,033 34,778,850
Lennar Corp. , Class B
(b)
............... 22,533 2,977,736
LGI Homes, Inc.
(a) (b)
.................. 22,843 2,042,164
Lovesac Co. (The)
(a) (b)
................. 23,454 554,922
M/I Homes, Inc.
(a)
.................... 32,024 4,257,591
Meritage Homes Corp. ................ 39,914 6,139,572
Mohawk Industries, Inc.
(a)
.............. 58,772 7,001,508
Newell Brands, Inc. .................. 447,652 4,458,614
NVR, Inc.
(a)
........................ 3,378 27,628,324
PulteGroup, Inc. .................... 225,376 24,543,446
Sonos, Inc.
(a)
....................... 158,768 2,387,871
Taylor Morrison Home Corp.
(a)
........... 120,557 7,379,294
Tempur Sealy International, Inc. .......... 197,473 11,194,744
Toll Brothers, Inc. .................... 113,395 14,282,100
TopBuild Corp.
(a)
.................... 32,951 10,258,964
TRI Pointe Homes, Inc.
(a)
............... 116,821 4,235,930
Whirlpool Corp. ..................... 63,329 7,249,904
Worthington Enterprises, Inc. ............ 35,553 1,426,031
287,210,479
Household Products — 1.0%
Central Garden & Pet Co. , Class A, NVS
(a)
... 75,738 2,503,141
Church & Dwight Co., Inc. .............. 271,543 28,433,268
Clorox Co. (The) .................... 138,408 22,478,843
Colgate-Palmolive Co. ................ 908,815 82,620,372
Energizer Holdings, Inc. ............... 84,216 2,938,296
Kimberly-Clark Corp. ................. 370,538 48,555,300
Procter & Gamble Co. (The) ............ 2,637,220 442,129,933
Reynolds Consumer Products, Inc. ........ 71,880 1,940,041
Spectrum Brands Holdings, Inc. .......... 34,298 2,897,838
WD-40 Co. ........................ 15,577 3,780,226
638,277,258
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 806,625 10,381,264
Altus Power, Inc. , Class A
(a)
............. 18 73
Clearway Energy, Inc. , Class A ........... 39,324 961,472
Clearway Energy, Inc. , Class C .......... 96,051 2,497,326
Montauk Renewables, Inc.
(a) (b)
........... 87,399 347,848
Ormat Technologies, Inc.
(b)
............. 67,009 4,537,850

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Talen Energy Corp.
(a) (b)
................ 56,494 $ 11,381,846
Vistra Corp. ....................... 381,291 52,568,590
82,676,269
Industrial Conglomerates — 0.4%
3M Co. ........................... 611,846 78,983,200
Honeywell International, Inc. ............ 727,722 164,385,123
243,368,323
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............. 295,706 6,328,108
EastGroup Properties, Inc. ............. 54,060 8,676,089
First Industrial Realty Trust, Inc. .......... 141,784 7,107,632
Industrial Logistics Properties Trust ........ 119,008 434,379
Innovative Industrial Properties, Inc. ....... 31,353 2,089,364
Lineage, Inc. ....................... 64,496 3,777,531
LXP Industrial Trust .................. 326,517 2,651,318
Plymouth Industrial REIT, Inc. ........... 40,422 719,512
Prologis, Inc. ....................... 1,041,171 110,051,775
Rexford Industrial Realty, Inc. ........... 240,157 9,284,470
STAG Industrial, Inc. ................. 193,415 6,541,295
Terreno Realty Corp. ................. 105,631 6,247,017
163,908,490
Insurance — 2.2%
Aflac, Inc. ......................... 566,692 58,618,620
Allstate Corp. (The) .................. 297,590 57,372,376
Ambac Financial Group, Inc.
(a)
........... 48,285 610,805
American Financial Group, Inc. .......... 81,519 11,162,397
American International Group, Inc. ........ 702,057 51,109,750
AMERISAFE, Inc. ................... 25,598 1,319,321
Aon plc , Class A .................... 242,723 87,176,393
Arch Capital Group Ltd. ............... 415,311 38,353,971
Arthur J Gallagher & Co.
(b)
.............. 279,845 79,434,003
Assurant, Inc. ...................... 60,177 12,830,940
Assured Guaranty Ltd. ................ 60,210 5,419,502
Axis Capital Holdings Ltd. .............. 93,726 8,305,998
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 81,073 3,142,389
Brighthouse Financial, Inc.
(a)
............ 80,743 3,878,894
Brown & Brown, Inc. .................. 270,198 27,565,600
Chubb Ltd. ........................ 418,343 115,588,171
Cincinnati Financial Corp. .............. 175,127 25,165,750
CNA Financial Corp. .................. 27,890 1,349,039
CNO Financial Group, Inc. .............. 140,444 5,225,921
Donegal Group, Inc. , Class A ............ 49,144 760,258
Employers Holdings, Inc. ............... 19,655 1,006,926
Enstar Group Ltd.
(a)
.................. 15,426 4,967,943
Erie Indemnity Co. , Class A, NVS ......... 28,087 11,578,304
Everest Group Ltd. ................... 47,963 17,384,669
F&G Annuities & Life, Inc. .............. 20,765 860,502
Fidelity National Financial, Inc. , Class A ..... 259,376 14,561,369
First American Financial Corp. ........... 119,566 7,465,701
Fundamental Global, Inc.
(a)
............. 122 2,835
Genworth Financial, Inc. , Class A
(a)
........ 402,637 2,814,433
Globe Life, Inc. ..................... 95,793 10,682,835
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 28,857 3,094,048
Hanover Insurance Group, Inc. (The) ...... 41,897 6,479,790
Hartford Financial Services Group, Inc. (The) . 335,445 36,697,683
HCI Group, Inc. ..................... 10,027 1,168,446
Heritage Insurance Holdings, Inc.
(a)
........ 36,083 436,604
Hippo Holdings, Inc.
(a)
................. 19,284 516,233
Horace Mann Educators Corp. ........... 20,403 800,410
James River Group Holdings Ltd. ......... 54,046 263,204
Kemper Corp. ...................... 70,319 4,671,994
Security
Shares
Shares Value
Insurance (continued)
Kinsale Capital Group, Inc.
(b)
............ 25,496 $ 11,858,954
Lemonade, Inc.
(a) (b)
................... 69,568 2,551,754
Lincoln National Corp. ................ 164,472 5,215,407
Loews Corp. ....................... 203,898 17,268,122
Markel Group, Inc.
(a)
.................. 14,483 25,000,989
Marsh & McLennan Cos., Inc. ........... 551,008 117,039,609
MBIA, Inc.
(a)
....................... 59,788 386,230
Mercury General Corp. ................ 33,573 2,231,933
MetLife, Inc. ....................... 677,206 55,449,627
Old Republic International Corp. .......... 270,593 9,792,761
Oscar Health, Inc. , Class A
(a) (b)
........... 221,672 2,979,272
Palomar Holdings, Inc.
(a)
............... 30,747 3,246,576
Primerica, Inc. ...................... 41,432 11,245,473
Principal Financial Group, Inc. ........... 237,652 18,396,641
ProAssurance Corp.
(a)
................. 35,368 562,705
Progressive Corp. (The) ............... 656,578 157,322,655
Prudential Financial, Inc. ............... 413,142 48,969,721
Reinsurance Group of America, Inc. ....... 74,247 15,861,387
RenaissanceRe Holdings Ltd. ........... 57,584 14,327,475
RLI Corp. ......................... 45,413 7,485,425
Root, Inc. , Class A
(a) (b)
................. 12,798 929,007
Ryan Specialty Holdings, Inc. , Class A ...... 117,488 7,538,030
Safety Insurance Group, Inc. ............ 20,572 1,695,133
Selective Insurance Group, Inc. .......... 69,350 6,485,612
SiriusPoint Ltd.
(a)
.................... 117,897 1,932,332
Skyward Specialty Insurance Group, Inc.
(a)
... 42,776 2,161,899
Stewart Information Services Corp. ........ 16,242 1,096,173
Tiptree, Inc. ....................... 39,163 816,940
Travelers Cos., Inc. (The) .............. 253,217 60,997,443
Trupanion, Inc.
(a)
.................... 46,466 2,239,661
United Fire Group, Inc. ................ 23,239 661,150
Universal Insurance Holdings, Inc. ........ 32,585 686,240
Unum Group ....................... 165,559 12,090,774
White Mountains Insurance Group Ltd.
(b)
.... 2,833 5,510,355
Willis Towers Watson plc ............... 114,312 35,807,091
WR Berkley Corp. ................... 332,772 19,473,817
1,407,158,400
Interactive Media & Services — 5.9%
Alphabet, Inc. , Class A ................ 6,562,770 1,242,332,361
Alphabet, Inc. , Class C, NVS ............ 5,316,702 1,012,512,729
Bumble, Inc. , Class A
(a) (b)
............... 133,446 1,086,250
Cargurus, Inc. , Class A
(a)
............... 101,644 3,714,072
Cars.com, Inc.
(a)
..................... 79,645 1,380,248
EverQuote, Inc. , Class A
(a)
.............. 22,267 445,117
fuboTV, Inc.
(a)
...................... 480,801 605,809
IAC, Inc.
(a)
......................... 80,942 3,491,838
Match Group, Inc.
(a)
.................. 280,026 9,159,650
Meta Platforms, Inc. , Class A ............ 2,442,695 1,430,222,349
Nextdoor Holdings, Inc. , Class A
(a)
........ 288,444 683,612
Pinterest, Inc. , Class A
(a)
............... 675,673 19,594,517
QuinStreet, Inc.
(a)
.................... 70,159 1,618,568
Reddit, Inc. , Class A
(a) (b)
................ 114,315 18,683,644
Rumble, Inc. , Class A
(a) (b)
............... 103,052 1,340,707
Shutterstock, Inc. .................... 26,907 816,627
Snap, Inc. , Class A, NVS
(a) (b)
............ 1,192,406 12,842,213
TripAdvisor, Inc.
(a)
................... 128,650 1,900,161
Trump Media & Technology Group Corp.
(a) (b)
.. 103,891 3,542,683
Vimeo, Inc.
(a)
....................... 162,416 1,039,462
Yelp, Inc.
(a)
........................ 80,964 3,133,307
Ziff Davis, Inc.
(a) (b)
.................... 53,526 2,908,603
ZipRecruiter, Inc. , Class A
(a) (b)
............ 98,111 710,324
ZoomInfo Technologies, Inc.
(a)
........... 336,576 3,537,414
3,777,302,265

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 1.3%
Accenture plc , Class A ................ 698,813 $ 245,835,425
Akamai Technologies, Inc.
(a)
............. 168,847 16,150,216
Applied Digital Corp.
(a) (b)
............... 207,104 1,582,275
ASGN, Inc.
(a) (b)
...................... 53,419 4,451,939
Backblaze, Inc. , Class A
(a)
.............. 52,433 315,647
BigCommerce Holdings, Inc.
(a)
........... 102,848 629,430
Cloudflare, Inc. , Class A
(a) (b)
............. 344,849 37,133,340
Cognizant Technology Solutions Corp. , Class A 545,632 41,959,101
Core Scientific, Inc.
(a) (b)
................ 317,363 4,458,950
Couchbase, Inc.
(a) (b)
.................. 40,279 627,950
DigitalOcean Holdings, Inc.
(a)
............ 72,416 2,467,213
DXC Technology Co.
(a)
................ 207,521 4,146,270
EPAM Systems, Inc.
(a)
................. 64,149 14,999,319
Fastly, Inc. , Class A
(a)
................. 136,668 1,290,146
Gartner, Inc.
(a) (b)
..................... 86,119 41,722,072
GoDaddy, Inc. , Class A
(a)
............... 156,188 30,826,826
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 70,440 1,566,586
Hackett Group, Inc. (The) .............. 29,300 900,096
International Business Machines Corp. ..... 1,035,949 227,732,669
Kyndryl Holdings, Inc.
(a)
................ 264,042 9,135,853
MongoDB, Inc. , Class A
(a)
.............. 82,915 19,303,441
Okta, Inc. , Class A
(a)
.................. 182,028 14,343,806
Snowflake, Inc. , Class A
(a)
.............. 376,805 58,182,460
Twilio, Inc. , Class A
(a)
................. 173,794 18,783,655
Unisys Corp.
(a)
...................... 80,055 506,748
VeriSign, Inc.
(a)
..................... 92,641 19,172,981
XTI Aerospace, Inc.
(a)
................. 1 —
818,224,414
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............. 32,537 2,312,730
Brunswick Corp. .................... 72,864 4,712,843
Funko, Inc. , Class A
(a)
................. 61,003 816,830
Hasbro, Inc. ....................... 147,147 8,226,989
Johnson Outdoors, Inc. , Class A .......... 9,306 307,098
Malibu Boats, Inc. , Class A
(a) (b)
........... 26,184 984,257
MasterCraft Boat Holdings, Inc.
(a)
......... 29,464 561,878
Mattel, Inc.
(a) (b)
...................... 381,086 6,756,655
Peloton Interactive, Inc. , Class A
(a)
........ 416,186 3,620,818
Polaris, Inc. ........................ 56,470 3,253,801
Revelyst, Inc.
(a)
..................... 72,274 1,389,829
Smith & Wesson Brands, Inc. ............ 59,559 601,844
Sturm Ruger & Co., Inc. ............... 24,153 854,292
Topgolf Callaway Brands Corp.
(a)
......... 171,592 1,348,713
YETI Holdings, Inc.
(a) (b)
................ 96,813 3,728,269
39,476,846
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(a)
........... 119,854 1,721,103
Adaptive Biotechnologies Corp.
(a) (b)
........ 119,368 715,611
Agilent Technologies, Inc. .............. 324,707 43,621,138
Avantor, Inc.
(a)
...................... 765,871 16,136,902
Azenta, Inc.
(a) (b)
..................... 61,869 3,093,450
BioLife Solutions, Inc.
(a)
................ 41,323 1,072,745
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 22,056 7,245,617
Bio-Techne Corp. .................... 177,556 12,789,359
Bruker Corp. ....................... 124,403 7,292,504
Charles River Laboratories International, Inc.
(a)
58,978 10,887,339
CryoPort, Inc.
(a) (b)
.................... 55,964 435,400
Cytek Biosciences, Inc.
(a) (b)
............. 103,804 673,688
Danaher Corp. ..................... 719,809 165,232,156
Fortrea Holdings, Inc.
(a) (b)
............... 94,003 1,753,156
Illumina, Inc.
(a)
...................... 180,358 24,101,239
IQVIA Holdings, Inc.
(a)
................. 194,572 38,235,344
Maravai LifeSciences Holdings, Inc. , Class A
(a)
131,157 714,806
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
MaxCyte, Inc.
(a)
..................... 143,935 $ 598,770
Medpace Holdings, Inc.
(a) (b)
............. 28,896 9,600,118
Mesa Laboratories, Inc. ............... 5,895 777,374
Mettler-Toledo International, Inc.
(a)
........ 23,954 29,312,031
Nautilus Biotechnology, Inc.
(a)
............ 139,834 234,921
OmniAb, Inc.
(a) (b)
.................... 113,887 403,160
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 373,793 684,041
Quanterix Corp.
(a)
.................... 44,213 469,984
Repligen Corp.
(a)
.................... 59,213 8,523,119
Revvity, Inc. ....................... 140,335 15,662,789
Sotera Health Co.
(a)
.................. 169,967 2,325,149
Standard BioTools, Inc.
(a) (b)
.............. 291,317 509,805
Thermo Fisher Scientific, Inc. ............ 429,018 223,188,034
Waters Corp.
(a)
..................... 66,635 24,720,252
West Pharmaceutical Services, Inc. ....... 81,459 26,682,710
679,413,814
Machinery — 1.8%
3D Systems Corp.
(a) (b)
................. 165,211 541,892
AGCO Corp. ....................... 69,218 6,470,499
Alamo Group, Inc. ................... 11,322 2,104,873
Albany International Corp. , Class A
(b)
....... 38,756 3,099,317
Allison Transmission Holdings, Inc. ........ 95,247 10,292,391
Astec Industries, Inc. ................. 23,974 805,526
Atmus Filtration Technologies, Inc. ........ 96,078 3,764,336
Barnes Group, Inc. ................... 57,143 2,700,578
Blue Bird Corp.
(a) (b)
................... 36,246 1,400,183
Caterpillar, Inc. ..................... 540,293 195,996,689
Chart Industries, Inc.
(a)
................ 48,431 9,242,572
CNH Industrial NV ................... 977,876 11,079,335
Columbus McKinnon Corp. ............. 40,010 1,489,972
Crane Co. ......................... 54,736 8,306,188
Cummins, Inc. ...................... 153,424 53,483,606
Deere & Co. ....................... 284,837 120,685,437
Desktop Metal, Inc. , Class A
(a) (b)
.......... 36,645 85,749
Donaldson Co., Inc. .................. 131,849 8,880,030
Douglas Dynamics, Inc. ............... 28,608 676,007
Dover Corp. ....................... 152,941 28,691,732
Energy Recovery, Inc.
(a)
............... 71,162 1,046,081
Enerpac Tool Group Corp. , Class A ........ 63,082 2,592,039
Enpro, Inc.
(b)
....................... 23,808 4,105,690
Esab Corp. ........................ 64,276 7,709,263
ESCO Technologies, Inc. .............. 29,921 3,985,776
Federal Signal Corp. ................. 69,258 6,398,747
Flowserve Corp. .................... 151,677 8,724,461
Fortive Corp. ....................... 388,707 29,153,025
Franklin Electric Co., Inc. .............. 45,435 4,427,641
Gates Industrial Corp. plc
(a)
............. 244,594 5,031,299
Gorman-Rupp Co. (The) ............... 33,144 1,256,820
Graco, Inc. ........................ 187,940 15,841,463
Greenbrier Cos., Inc. (The) ............. 35,557 2,168,621
Helios Technologies, Inc. ............... 40,016 1,786,314
Hillenbrand, Inc. .................... 80,493 2,477,575
Hillman Solutions Corp.
(a)
.............. 219,094 2,133,976
Hyster-Yale, Inc. , Class A .............. 11,369 579,023
IDEX Corp. ........................ 83,712 17,520,084
Illinois Tool Works, Inc. ................ 294,874 74,768,251
Ingersoll Rand, Inc. .................. 454,466 41,110,994
ITT, Inc. .......................... 91,800 13,116,384
John Bean Technologies Corp. ........... 37,358 4,748,202
Kadant, Inc.
(b)
...................... 14,139 4,877,814
Kennametal, Inc. .................... 90,256 2,167,949
Lincoln Electric Holdings, Inc. ........... 63,684 11,938,839

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Lindsay Corp. ...................... 13,763 $ 1,628,301
Luxfer Holdings plc .................. 52,981 693,521
Manitowoc Co., Inc. (The)
(a)
............. 48,891 446,375
Middleby Corp. (The)
(a)
................ 60,527 8,198,382
Miller Industries, Inc. ................. 13,784 900,922
Mueller Industries, Inc. ................ 124,222 9,858,258
Mueller Water Products, Inc. , Class A ...... 179,212 4,032,270
Nordson Corp. ...................... 60,817 12,725,349
Omega Flex, Inc. .................... 6,048 253,835
Oshkosh Corp. ..................... 70,843 6,735,044
Otis Worldwide Corp. ................. 445,873 41,292,299
PACCAR, Inc. ...................... 585,097 60,861,790
Parker-Hannifin Corp. ................. 144,069 91,632,206
Pentair plc ........................ 183,244 18,441,676
Proto Labs, Inc.
(a)
.................... 29,781 1,164,139
RBC Bearings, Inc.
(a)
................. 34,995 10,468,404
REV Group, Inc. .................... 58,580 1,866,945
Shyft Group, Inc. (The) ................ 39,681 465,855
Snap-on, Inc. ...................... 58,706 19,929,513
SPX Technologies, Inc.
(a)
............... 52,359 7,619,282
Standex International Corp. ............. 15,891 2,971,458
Stanley Black & Decker, Inc. ............ 176,141 14,142,361
Symbotic, Inc. , Class A
(a) (b)
.............. 38,890 922,082
Tennant Co. ....................... 21,118 1,721,751
Terex Corp. ........................ 74,259 3,432,251
Timken Co. (The) .................... 72,506 5,174,753
Titan International, Inc.
(a)
............... 66,930 454,455
Toro Co. (The) ...................... 114,615 9,180,662
Trinity Industries, Inc. ................. 99,652 3,497,785
Wabash National Corp. ................ 52,706 902,854
Watts Water Technologies, Inc. , Class A ..... 29,995 6,097,984
Westinghouse Air Brake Technologies Corp. .. 193,063 36,602,814
Xylem, Inc. ........................ 273,651 31,748,989
1,155,527,808
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ........... 55,749 777,141
Kirby Corp.
(a)
....................... 66,738 7,060,881
Matson, Inc. ....................... 37,580 5,067,287
12,905,309
Media — 0.6%
Altice USA, Inc. , Class A
(a) (b)
............. 312,904 754,099
Boston Omaha Corp. , Class A
(a) (b)
......... 50,115 710,631
Cable One, Inc. ..................... 5,813 2,105,004
Cardlytics, Inc.
(a) (b)
................... 41,650 154,521
Charter Communications, Inc. , Class A
(a)
.... 108,059 37,039,383
Clear Channel Outdoor Holdings, Inc.
(a)
..... 465,625 637,906
Comcast Corp. , Class A ............... 4,271,645 160,314,837
EchoStar Corp. , Class A
(a)
.............. 136,540 3,126,766
EW Scripps Co. (The) , Class A
(a)
......... 93,313 206,222
Fox Corp. , Class A, NVS ............... 265,767 12,910,961
Fox Corp. , Class B ................... 124,155 5,678,850
Gannett Co., Inc.
(a) (b)
.................. 153,912 778,795
Gray Television, Inc. .................. 92,068 290,014
Ibotta, Inc. , Class A
(a) (b)
................ 9,210 599,387
Innovid Corp.
(a)
..................... 215,012 664,387
Integral Ad Science Holding Corp.
(a)
....... 74,255 775,222
Interpublic Group of Cos., Inc. (The) ....... 425,193 11,913,908
John Wiley & Sons, Inc. , Class A ......... 49,902 2,181,216
Liberty Broadband Corp. , Class A
(a)
........ 20,011 1,488,018
Liberty Broadband Corp. , Class C, NVS
(a) (b)
.. 126,947 9,490,558
Magnite, Inc.
(a)
...................... 150,377 2,394,002
National CineMedia, Inc.
(a)
.............. 124,091 823,964
New York Times Co. (The) , Class A ........ 181,478 9,445,930
Security
Shares
Shares Value
Media (continued)
News Corp. , Class A, NVS ............. 424,813 $ 11,699,350
News Corp. , Class B
(b)
................ 128,882 3,921,879
Nexstar Media Group, Inc. .............. 33,409 5,277,620
Omnicom Group, Inc. ................. 217,779 18,737,705
Paramount Global , Class B, NVS ......... 690,156 7,219,032
PubMatic, Inc. , Class A
(a)
............... 52,208 766,936
Scholastic Corp. .................... 33,665 718,074
Sinclair, Inc. , Class A ................. 49,010 791,021
Sirius XM Holdings, Inc.
(b)
.............. 247,058 5,632,922
Stagwell, Inc. , Class A
(a) (b)
.............. 123,699 813,939
TechTarget, Inc.
(a) (b)
.................. 31,033 615,074
TEGNA, Inc. ....................... 180,726 3,305,479
Thryv Holdings, Inc.
(a) (b)
................ 66,739 987,737
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 506,357 59,512,138
WideOpenWest, Inc.
(a)
................ 78,503 389,375
384,872,862
Metals & Mining — 0.4%
Alcoa Corp. ........................ 293,141 11,074,867
Alpha Metallurgical Resources, Inc.
(a)
...... 12,389 2,479,287
Arch Resources, Inc. , Class A ........... 20,985 2,963,502
ATI, Inc.
(a)
......................... 160,387 8,827,701
Carpenter Technology Corp. ............ 55,488 9,416,869
Century Aluminum Co.
(a) (b)
.............. 58,305 1,062,317
Cleveland-Cliffs, Inc.
(a) (b)
............... 547,785 5,149,179
Coeur Mining, Inc.
(a) (b)
................. 459,481 2,628,231
Commercial Metals Co. ................ 122,725 6,087,160
Compass Minerals International, Inc. ....... 40,406 454,568
Freeport-McMoRan, Inc. ............... 1,620,011 61,690,019
Gatos Silver, Inc.
(a)
................... 50,225 702,146
Hecla Mining Co.
(b)
................... 706,612 3,469,465
Ivanhoe Electric, Inc.
(a) (b)
............... 103,784 783,569
Kaiser Aluminum Corp. ................ 20,654 1,451,357
Materion Corp.
(b)
.................... 23,932 2,366,396
McEwen Mining, Inc.
(a) (b)
............... 47,007 365,714
Metallus, Inc.
(a)
..................... 57,388 810,892
MP Materials Corp. , Class A
(a) (b)
.......... 153,706 2,397,814
Newmont Corp. ..................... 1,288,187 47,946,320
Nucor Corp. ....................... 261,447 30,513,479
Olympic Steel, Inc. ................... 10,301 337,976
Radius Recycling, Inc. , Class A .......... 29,588 450,329
Ramaco Resources, Inc. , Class A ......... 46,301 475,048
Ramaco Resources, Inc. , Class B ......... 634 6,264
Reliance, Inc. ...................... 60,440 16,274,074
Royal Gold, Inc. ..................... 72,769 9,594,593
Ryerson Holding Corp. ................ 33,669 623,213
Steel Dynamics, Inc. .................. 154,813 17,659,519
SunCoke Energy, Inc. ................. 110,053 1,177,567
United States Steel Corp. .............. 255,264 8,676,423
Universal Stainless & Alloy Products, Inc.
(a)
.. 14,770 650,323
Warrior Met Coal, Inc.
(b)
................ 60,268 3,268,936
Worthington Steel, Inc. ................ 47,611 1,514,982
263,350,099
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 1,001,732 9,225,952
Annaly Capital Management, Inc. ......... 625,895 11,453,878
Apollo Commercial Real Estate Finance, Inc. . 142,242 1,231,816
Arbor Realty Trust, Inc.
(b)
............... 190,696 2,641,140
Ares Commercial Real Estate Corp. ....... 92,774 546,439
ARMOUR Residential REIT, Inc. .......... 79,629 1,501,803
Blackstone Mortgage Trust, Inc. , Class A .... 186,696 3,250,377
BrightSpire Capital, Inc. , Class A ......... 206,130 1,162,573
Chimera Investment Corp. .............. 94,093 1,317,302
Claros Mortgage Trust, Inc. ............. 135,631 613,052

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Dynex Capital, Inc. ................... 82,881 $ 1,048,445
Ellington Financial, Inc. ................ 150,334 1,822,048
Franklin BSP Realty Trust, Inc. ........... 100,390 1,258,891
Granite Point Mortgage Trust, Inc. ........ 127,618 356,054
Invesco Mortgage Capital, Inc. ........... 64,348 518,001
KKR Real Estate Finance Trust, Inc. ....... 72,534 732,593
Ladder Capital Corp. , Class A ........... 125,940 1,409,269
MFA Financial, Inc. ................... 114,271 1,164,421
New York Mortgage Trust, Inc. ........... 103,121 624,913
Orchid Island Capital, Inc. .............. 124,501 968,618
PennyMac Mortgage Investment Trust ...... 97,154 1,223,169
Ready Capital Corp. .................. 161,875 1,103,988
Redwood Trust, Inc. .................. 175,889 1,148,555
Rithm Capital Corp. .................. 529,066 5,729,785
Starwood Property Trust, Inc. ............ 336,753 6,381,469
TPG RE Finance Trust, Inc. ............. 77,954 662,609
Two Harbors Investment Corp. ........... 119,432 1,412,881
60,510,041
Multi-Utilities — 0.6%
Ameren Corp. ...................... 295,462 26,337,483
Avista Corp. ....................... 85,147 3,118,934
Black Hills Corp. .................... 80,832 4,730,289
CenterPoint Energy, Inc. ............... 736,159 23,358,325
CMS Energy Corp. ................... 317,674 21,172,972
Consolidated Edison, Inc. .............. 383,087 34,182,853
Dominion Energy, Inc. ................. 940,961 50,680,159
DTE Energy Co. .................... 232,731 28,102,268
NiSource, Inc. ...................... 527,204 19,380,019
Northwestern Energy Group, Inc. ......... 80,767 4,317,804
Public Service Enterprise Group, Inc. ...... 560,877 47,388,498
Sempra .......................... 713,165 62,558,834
Unitil Corp. ........................ 23,737 1,286,308
WEC Energy Group, Inc. ............... 346,743 32,607,712
359,222,458
Office REITs — 0.1%
Brandywine Realty Trust ............... 184,569 1,033,586
BXP, Inc. ......................... 159,722 11,876,928
COPT Defense Properties .............. 126,822 3,925,141
Cousins Properties, Inc. ............... 187,455 5,743,621
Douglas Emmett, Inc. ................. 171,883 3,190,148
Easterly Government Properties, Inc. ...... 150,496 1,709,635
Highwoods Properties, Inc. ............. 119,600 3,657,368
Hudson Pacific Properties, Inc. ........... 168,462 510,440
JBG SMITH Properties ................ 107,271 1,648,755
Kilroy Realty Corp. ................... 120,234 4,863,465
NET Lease Office Properties
(a) (b)
.......... 21,896 683,374
Orion Office REIT, Inc. ................ 141,401 524,598
Paramount Group, Inc. ................ 210,684 1,040,779
Peakstone Realty Trust , Class E ......... 46,197 511,401
Piedmont Office Realty Trust, Inc. , Class A ... 137,957 1,262,306
Postal Realty Trust, Inc. , Class A ......... 50,892 664,141
SL Green Realty Corp. ................ 82,226 5,584,790
Vornado Realty Trust
(b)
................ 188,416 7,921,009
56,351,485
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. ............... 414,776 6,258,970
Antero Resources Corp.
(a)
.............. 332,310 11,647,465
APA Corp. ........................ 403,092 9,307,394
Berry Corp. ........................ 86,346 356,609
California Resources Corp. ............. 76,977 3,994,337
Calumet, Inc.
(a) (b)
.................... 78,423 1,726,874
Centrus Energy Corp. , Class A
(a) (b)
........ 15,903 1,059,299
Cheniere Energy, Inc. ................. 249,543 53,619,304
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ...................... 1,869,139 $ 270,726,093
Chord Energy Corp. .................. 66,905 7,822,533
Civitas Resources, Inc. ................ 100,438 4,607,091
Clean Energy Fuels Corp.
(a) (b)
............ 255,483 641,262
CNX Resources Corp.
(a) (b)
.............. 167,947 6,158,616
Comstock Resources, Inc.
(a)
............. 122,799 2,237,398
ConocoPhillips ..................... 1,447,899 143,588,144
CONSOL Energy, Inc.
(b)
............... 29,764 3,175,224
Coterra Energy, Inc. .................. 845,769 21,600,940
Crescent Energy, Inc. , Class A ........... 196,795 2,875,175
CVR Energy, Inc. .................... 37,067 694,636
Delek US Holdings, Inc. ............... 81,133 1,500,960
Devon Energy Corp. .................. 733,753 24,015,736
Diamondback Energy, Inc. .............. 212,718 34,849,590
Dorian LPG Ltd. ..................... 46,691 1,137,860
DT Midstream, Inc. ................... 109,160 10,853,779
EOG Resources, Inc. ................. 623,648 76,446,772
EQT Corp. ........................ 676,207 31,179,905
Excelerate Energy, Inc. , Class A .......... 35,634 1,077,928
Expand Energy Corp. ................. 234,010 23,295,696
Exxon Mobil Corp. ................... 4,919,301 529,169,209
Gevo, Inc.
(a) (b)
...................... 516,685 1,079,872
Green Plains, Inc.
(a)
.................. 22,860 216,713
Gulfport Energy Corp.
(a)
............... 11,965 2,203,953
Harvest Natural Resources, Inc.
(a) (d)
........ 8,626 —
Hess Corp. ........................ 310,535 41,304,260
HF Sinclair Corp. .................... 171,784 6,021,029
International Seaways, Inc. ............. 45,413 1,632,143
Kinder Morgan, Inc. .................. 2,186,021 59,896,975
Kinetik Holdings, Inc. , Class A ........... 42,472 2,408,587
Kosmos Energy Ltd.
(a)
................. 525,555 1,797,398
Magnolia Oil & Gas Corp. , Class A
(b)
....... 203,932 4,767,930
Marathon Petroleum Corp. ............. 357,442 49,863,159
Matador Resources Co. ............... 130,029 7,315,432
Murphy Oil Corp. .................... 165,680 5,013,477
New Fortress Energy, Inc. , Class A ........ 123,800 1,871,856
NextDecade Corp.
(a)
.................. 170,880 1,317,485
Northern Oil & Gas, Inc. ............... 114,563 4,257,161
Occidental Petroleum Corp. ............. 760,846 37,593,401
ONEOK, Inc. ....................... 658,516 66,115,006
Ovintiv, Inc. ........................ 298,478 12,088,359
Par Pacific Holdings, Inc.
(a)
............. 60,607 993,349
PBF Energy, Inc. , Class A .............. 112,924 2,998,132
Peabody Energy Corp. ................ 142,713 2,988,410
Permian Resources Corp. , Class A ........ 705,925 10,151,201
Phillips 66 ......................... 460,060 52,414,636
Range Resources Corp. ............... 281,533 10,129,557
REX American Resources Corp.
(a)
........ 17,626 734,828
Sable Offshore Corp. , Class A
(a) (b)
......... 72,480 1,659,792
SandRidge Energy, Inc. ............... 50,163 587,409
Sitio Royalties Corp. , Class A ............ 101,049 1,938,120
SM Energy Co. ..................... 138,758 5,378,260
Talos Energy, Inc.
(a) (b)
................. 161,978 1,572,806
Targa Resources Corp. ................ 246,431 43,987,934
Texas Pacific Land Corp.
(b)
............. 21,122 23,360,087
Uranium Energy Corp.
(a) (b)
.............. 477,060 3,191,531
VAALCO Energy, Inc. ................. 119,841 523,705
Valero Energy Corp. .................. 350,002 42,906,745
Viper Energy, Inc. , Class A ............. 118,287 5,804,343
Vital Energy, Inc.
(a) (b)
.................. 30,191 933,506
Vitesse Energy, Inc. .................. 34,536 863,400
W&T Offshore, Inc. ................... 156,330 259,508
Williams Cos., Inc. (The) ............... 1,367,811 74,025,931

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Kinect Corp. ................... 80,447 $ 2,213,097
1,882,005,282
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
.............. 19,867 591,440
Louisiana-Pacific Corp. ................ 68,589 7,102,391
Magnera Corp.
(a) (b)
................... 48,016 872,451
Mercer International, Inc. ............... 72,874 473,681
Sylvamo Corp. ..................... 39,710 3,137,884
12,177,847
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................ 143,700 9,304,575
Allegiant Travel Co. .................. 18,298 1,722,208
American Airlines Group, Inc.
(a)
........... 752,546 13,116,877
Delta Air Lines, Inc. .................. 715,094 43,263,187
JetBlue Airways Corp.
(a) (b)
.............. 366,922 2,884,007
Joby Aviation, Inc. , Class A
(a) (b)
........... 526,854 4,283,323
SkyWest, Inc.
(a)
..................... 48,807 4,887,045
Southwest Airlines Co. ................ 670,606 22,545,773
Sun Country Airlines Holdings, Inc.
(a) (b)
...... 41,857 610,275
United Airlines Holdings, Inc.
(a)
........... 367,840 35,717,264
138,334,534
Personal Care Products — 0.1%
Beauty Health Co. (The) , Class A
(a) (b)
....... 117,790 187,286
BellRing Brands, Inc.
(a)
................ 143,833 10,836,378
Coty, Inc. , Class A
(a)
.................. 433,927 3,020,132
Edgewell Personal Care Co. ............ 60,297 2,025,979
elf Beauty, Inc.
(a)
.................... 62,608 7,860,435
Estee Lauder Cos., Inc. (The) , Class A ..... 264,344 19,820,513
Herbalife Ltd.
(a) (b)
.................... 120,035 803,034
Honest Co., Inc. (The)
(a)
............... 115,844 802,799
Interparfums, Inc. .................... 21,288 2,799,585
Kenvue, Inc. ....................... 2,147,135 45,841,332
Nu Skin Enterprises, Inc. , Class A ......... 60,210 414,847
Olaplex Holdings, Inc.
(a)
............... 219,615 379,934
USANA Health Sciences, Inc.
(a)
.......... 19,646 705,095
95,497,349
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 177,190 1,403,345
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 42,510 1,578,396
ANI Pharmaceuticals, Inc.
(a) (b)
............ 24,385 1,348,003
Aquestive Therapeutics, Inc.
(a) (b)
.......... 143,753 511,761
Arvinas, Inc.
(a)
...................... 83,031 1,591,704
Atea Pharmaceuticals, Inc.
(a) (b)
........... 166,112 556,475
Axsome Therapeutics, Inc.
(a)
............ 48,516 4,104,939
Bristol-Myers Squibb Co. ............... 2,276,669 128,768,399
Collegium Pharmaceutical, Inc.
(a) (b)
........ 38,703 1,108,841
Corcept Therapeutics, Inc.
(a) (b)
........... 106,665 5,374,849
CorMedix, Inc.
(a) (b)
................... 65,864 533,498
Edgewise Therapeutics, Inc.
(a)
........... 78,276 2,089,969
Elanco Animal Health, Inc.
(a) (b)
........... 571,406 6,919,727
Eli Lilly & Co. ...................... 883,210 681,838,120
Enliven Therapeutics, Inc.
(a) (b)
............ 35,523 799,268
Evolus, Inc.
(a) (b)
..................... 63,355 699,439
EyePoint Pharmaceuticals, Inc.
(a)
......... 96,107 715,997
Fulcrum Therapeutics, Inc.
(a) (b)
........... 10 47
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 42,640 1,467,242
Harrow, Inc.
(a) (b)
..................... 32,366 1,085,879
Impact BioMedical, Inc.
(a)
............... 360 522
Innoviva, Inc.
(a)
..................... 73,612 1,277,168
Intra-Cellular Therapies, Inc.
(a)
........... 114,352 9,550,679
Jazz Pharmaceuticals plc
(a) (b)
............ 68,824 8,475,676
Johnson & Johnson .................. 2,692,744 389,424,637
Security
Shares
Shares Value
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 20,479 $ 2,194,325
Liquidia Corp.
(a) (b)
.................... 74,011 870,369
Marinus Pharmaceuticals, Inc.
(a) (b)
......... 81,439 43,578
Merck & Co., Inc. .................... 2,837,880 282,312,302
Mind Medicine MindMed, Inc.
(a) (b)
......... 92,520 643,939
Neumora Therapeutics, Inc.
(a) (b)
.......... 101,639 1,077,373
Nuvation Bio, Inc. , Class A
(a) (b)
........... 363,699 967,439
Ocular Therapeutix, Inc.
(a) (b)
............. 161,170 1,376,392
Omeros Corp.
(a)
..................... 60,096 593,749
Organon & Co. ..................... 292,721 4,367,397
Pacira BioSciences, Inc.
(a)
.............. 60,602 1,141,742
Perrigo Co. plc ..................... 151,654 3,899,024
Pfizer, Inc. ........................ 6,360,766 168,751,122
Phibro Animal Health Corp. , Class A ....... 41,599 873,579
Pliant Therapeutics, Inc.
(a) (b)
............. 66,970 881,995
Prestige Consumer Healthcare, Inc.
(a)
...... 59,807 4,670,329
Royalty Pharma plc , Class A ............ 443,029 11,301,670
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 526,994 )
(a) (b) (f)
................... 50,286 21,257
SIGA Technologies, Inc. ............... 53,923 324,077
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 61,312 2,217,042
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 38,593 2,136,895
Theravance Biopharma, Inc.
(a) (b)
.......... 86,511 814,069
Viatris, Inc. ........................ 1,365,632 17,002,118
WaVe Life Sciences Ltd.
(a)
.............. 147,136 1,820,072
Xeris Biopharma Holdings, Inc.
(a)
......... 237,687 805,759
Zevra Therapeutics, Inc.
(a)
.............. 83,432 695,823
Zoetis, Inc. , Class A .................. 506,622 82,543,923
1,845,571,939
Professional Services — 0.9%
Alight, Inc. , Class A
(b)
................. 520,317 3,600,594
Amentum Holdings, Inc.
(a) (b)
............. 140,435 2,953,348
Automatic Data Processing, Inc. .......... 454,314 132,991,337
Barrett Business Services, Inc. ........... 38,816 1,686,167
Booz Allen Hamilton Holding Corp. ........ 143,189 18,428,424
Broadridge Financial Solutions, Inc. ....... 131,344 29,695,565
CACI International, Inc. , Class A
(a)
........ 24,606 9,942,300
CBIZ, Inc.
(a)
........................ 55,786 4,564,968
Clarivate plc
(a) (b)
..................... 498,606 2,532,919
Concentrix Corp. .................... 53,199 2,301,921
Conduent, Inc.
(a)
.................... 260,212 1,051,257
CRA International, Inc. ................ 9,950 1,862,640
CSG Systems International, Inc. .......... 31,569 1,613,492
Dayforce, Inc.
(a) (b)
.................... 176,338 12,809,192
Dun & Bradstreet Holdings, Inc. .......... 353,614 4,406,030
Equifax, Inc. ....................... 139,483 35,547,243
ExlService Holdings, Inc.
(a)
............. 186,032 8,256,100
Exponent, Inc. ...................... 57,220 5,098,302
First Advantage Corp.
(a) (b)
.............. 104,084 1,949,493
Forrester Research, Inc.
(a)
.............. 19,049 298,498
Franklin Covey Co.
(a)
................. 19,193 721,273
FTI Consulting, Inc.
(a)
................. 39,886 7,623,411
Genpact Ltd. ....................... 186,076 7,991,964
Heidrick & Struggles International, Inc. ..... 33,289 1,475,036
Huron Consulting Group, Inc.
(a)
........... 19,000 2,360,940
ICF International, Inc. ................. 21,921 2,613,202
Innodata, Inc.
(a) (b)
.................... 34,060 1,346,051
Insperity, Inc. ....................... 39,360 3,050,794
Jacobs Solutions, Inc. ................. 140,435 18,764,925
KBR, Inc. ......................... 151,055 8,750,616
Kelly Services, Inc. , Class A, NVS ........ 50,686 706,563
Kforce, Inc. ........................ 24,095 1,366,187
Korn Ferry ........................ 60,325 4,068,921
Legalzoom.com, Inc.
(a)
................ 153,306 1,151,328

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Leidos Holdings, Inc. ................. 149,539 $ 21,542,588
ManpowerGroup, Inc. ................. 57,038 3,292,233
Maximus, Inc. ...................... 62,727 4,682,571
NV5 Global, Inc.
(a)
................... 56,340 1,061,446
Parsons Corp.
(a)
..................... 52,046 4,801,244
Paychex, Inc. ...................... 357,482 50,126,126
Paycom Software, Inc. ................ 54,360 11,142,169
Paycor HCM, Inc.
(a) (b)
................. 103,490 1,921,809
Paylocity Holding Corp.
(a)
.............. 48,788 9,731,742
Planet Labs PBC , Class A
(a)
............. 282,199 1,140,084
Resources Connection, Inc. ............. 39,944 340,722
Robert Half, Inc. .................... 115,272 8,122,065
Science Applications International Corp. .... 56,610 6,327,866
SS&C Technologies Holdings, Inc. ........ 239,286 18,133,093
TransUnion ........................ 220,212 20,415,855
TriNet Group, Inc. ................... 35,738 3,243,938
TrueBlue, Inc.
(a)
..................... 40,872 343,325
TTEC Holdings, Inc. .................. 37,083 185,044
UL Solutions, Inc. , Class A
(b)
............ 66,851 3,334,528
Upwork, Inc.
(a)
...................... 149,381 2,442,379
Verisk Analytics, Inc. .................. 156,743 43,171,725
Verra Mobility Corp. , Class A
(a)
........... 192,080 4,644,494
Willdan Group, Inc.
(a)
................. 15,704 598,165
564,326,212
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a) (b)
........... 127,522 420,823
CBRE Group, Inc. , Class A
(a)
............ 338,026 44,379,434
Compass, Inc. , Class A
(a)
............... 478,331 2,798,236
CoStar Group, Inc.
(a)
.................. 462,615 33,118,608
Cushman & Wakefield plc
(a)
............. 163,287 2,135,794
eXp World Holdings, Inc.
(b)
.............. 86,256 992,807
Forestar Group, Inc.
(a)
................. 24,230 628,042
FRP Holdings, Inc.
(a) (b)
................. 18,588 569,350
Howard Hughes Holdings, Inc.
(a)
.......... 38,105 2,931,037
Jones Lang LaSalle, Inc.
(a)
.............. 53,386 13,514,132
Kennedy-Wilson Holdings, Inc. ........... 148,956 1,488,070
Marcus & Millichap, Inc. ............... 29,317 1,121,668
Newmark Group, Inc. , Class A ........... 176,607 2,262,336
Opendoor Technologies, Inc.
(a) (b)
.......... 671,859 1,074,974
RE/MAX Holdings, Inc. , Class A
(a)
......... 40,721 434,493
Redfin Corp.
(a) (b)
..................... 139,775 1,100,029
RMR Group, Inc. (The) , Class A .......... 23,448 483,967
Seaport Entertainment Group, Inc.
(a) (b)
...... 5,364 149,924
Seritage Growth Properties , Class A
(a)
...... 62,187 256,210
St. Joe Co. (The) .................... 43,095 1,936,258
Tejon Ranch Co.
(a)
................... 40,822 649,070
Zillow Group, Inc. , Class A
(a) (b)
........... 64,208 4,549,137
Zillow Group, Inc. , Class C, NVS
(a) (b)
....... 167,187 12,380,197
129,374,596
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 350,573 13,118,442
Apartment Investment & Management Co. ,
Class A
(a)
....................... 168,122 1,528,229
AvalonBay Communities, Inc. ........... 158,908 34,954,993
Camden Property Trust ................ 117,580 13,643,983
Centerspace ....................... 18,984 1,255,792
Elme Communities ................... 121,069 1,848,724
Equity LifeStyle Properties, Inc. .......... 205,067 13,657,462
Equity Residential ................... 377,100 27,060,696
Essex Property Trust, Inc. .............. 71,067 20,285,365
Independence Realty Trust, Inc. .......... 263,161 5,221,114
Invitation Homes, Inc. ................. 646,856 20,679,986
Mid-America Apartment Communities, Inc. ... 130,651 20,194,725
Security
Shares
Shares Value
Residential REITs (continued)
NexPoint Residential Trust, Inc. .......... 31,479 $ 1,314,248
Sun Communities, Inc. ................ 130,791 16,083,369
UDR, Inc. ......................... 331,735 14,400,616
UMH Properties, Inc. ................. 72,738 1,373,294
Veris Residential, Inc. ................. 99,932 1,661,869
208,282,907
Retail REITs — 0.3%
Acadia Realty Trust
(b)
................. 146,503 3,539,513
Agree Realty Corp. .................. 105,301 7,418,456
Alexander's, Inc. .................... 2,331 466,340
Brixmor Property Group, Inc. ............ 340,428 9,477,516
CBL & Associates Properties, Inc. ......... 38,458 1,131,050
Curbline Properties Corp. .............. 102,836 2,387,852
Federal Realty Investment Trust .......... 81,956 9,174,974
Getty Realty Corp. ................... 61,995 1,867,909
InvenTrust Properties Corp. ............. 87,953 2,650,024
Kimco Realty Corp. .................. 759,140 17,786,650
Kite Realty Group Trust ................ 248,579 6,274,134
Macerich Co. (The) .................. 291,110 5,798,911
NETSTREIT Corp. ................... 97,942 1,385,879
NNN REIT, Inc. ..................... 197,946 8,086,094
Phillips Edison & Co., Inc. .............. 138,927 5,204,205
Realty Income Corp. .................. 975,566 52,104,980
Regency Centers Corp. ............... 177,288 13,106,902
Retail Opportunity Investments Corp. ...... 164,631 2,857,994
Saul Centers, Inc. ................... 25,471 988,275
Simon Property Group, Inc. ............. 344,866 59,389,374
SITE Centers Corp.
(b)
................. 51,418 786,181
Tanger, Inc. ........................ 126,062 4,302,496
Urban Edge Properties ................ 159,520 3,429,680
Whitestone REIT .................... 52,782 747,921
220,363,310
Semiconductors & Semiconductor Equipment — 10.4%
ACM Research, Inc. , Class A
(a)
........... 57,832 873,263
Advanced Micro Devices, Inc.
(a)
.......... 1,817,642 219,552,977
Allegro MicroSystems, Inc.
(a)
............ 157,216 3,436,742
Alpha & Omega Semiconductor Ltd.
(a) (b)
..... 30,260 1,120,528
Ambarella, Inc.
(a)
.................... 43,517 3,165,427
Amkor Technology, Inc. ................ 117,697 3,023,636
Analog Devices, Inc. .................. 556,737 118,284,343
Applied Materials, Inc. ................ 923,021 150,110,905
Astera Labs, Inc.
(a) (b)
.................. 23,980 3,176,151
Axcelis Technologies, Inc.
(a) (b)
............ 36,765 2,568,770
Broadcom, Inc. ..................... 5,233,706 1,213,382,399
CEVA, Inc.
(a) (b)
...................... 33,443 1,055,127
Cirrus Logic, Inc.
(a)
................... 59,288 5,903,899
Cohu, Inc.
(a) (b)
...................... 53,174 1,419,746
Credo Technology Group Holding Ltd.
(a)
..... 160,934 10,816,374
Diodes, Inc.
(a)
...................... 51,900 3,200,673
Enphase Energy, Inc.
(a) (b)
............... 153,282 10,527,408
Entegris, Inc. ....................... 169,200 16,760,952
First Solar, Inc.
(a)
.................... 120,840 21,296,842
FormFactor, Inc.
(a)
................... 89,643 3,944,292
Ichor Holdings Ltd.
(a)
.................. 46,303 1,491,883
Impinj, Inc.
(a) (b)
...................... 26,859 3,901,538
indie Semiconductor, Inc. , Class A
(a) (b)
...... 170,658 691,165
Intel Corp. ........................ 4,836,072 96,963,244
KLA Corp. ......................... 149,746 94,357,949
Kulicke & Soffa Industries, Inc. ........... 67,086 3,130,233
Lam Research Corp. ................. 1,442,198 104,169,961
Lattice Semiconductor Corp.
(a)
........... 155,274 8,796,272
MACOM Technology Solutions Holdings, Inc.
(a)
63,027 8,187,838
Marvell Technology, Inc. ............... 972,052 107,363,143

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc.
(a) (b)
................... 86,185 $ 1,704,739
Microchip Technology, Inc. .............. 603,599 34,616,403
Micron Technology, Inc. ................ 1,243,138 104,622,494
MKS Instruments, Inc. ................ 76,111 7,945,227
Monolithic Power Systems, Inc. .......... 55,132 32,621,604
NVE Corp. ........................ 7,216 587,599
NVIDIA Corp. ...................... 27,486,382 3,691,146,239
NXP Semiconductors NV .............. 282,663 58,751,504
ON Semiconductor Corp.
(a)
............. 476,976 30,073,337
Onto Innovation, Inc.
(a) (b)
............... 55,874 9,312,520
PDF Solutions, Inc.
(a)
................. 36,864 998,277
Penguin Solutions, Inc.
(a) (b)
.............. 61,698 1,183,985
Photronics, Inc.
(a)
.................... 72,327 1,704,024
Power Integrations, Inc. ............... 63,633 3,926,156
Qorvo, Inc.
(a)
....................... 106,619 7,455,867
QUALCOMM, Inc. ................... 1,243,074 190,961,028
Rambus, Inc.
(a)
..................... 121,252 6,409,381
Rigetti Computing, Inc.
(a) (b)
.............. 193,745 2,956,549
Semtech Corp.
(a)
.................... 94,411 5,839,320
Silicon Laboratories, Inc.
(a)
.............. 39,038 4,849,300
SiTime Corp.
(a) (b)
.................... 21,402 4,591,371
Skyworks Solutions, Inc. ............... 180,322 15,990,955
SolarEdge Technologies, Inc.
(a) (b)
......... 63,219 859,778
Synaptics, Inc.
(a)
.................... 46,313 3,534,608
Teradyne, Inc. ...................... 181,949 22,911,018
Texas Instruments, Inc. ................ 1,019,712 191,206,197
Ultra Clean Holdings, Inc.
(a)
............. 50,488 1,815,044
Universal Display Corp. ............... 49,266 7,202,689
Veeco Instruments, Inc.
(a) (b)
............. 71,587 1,918,532
Wolfspeed, Inc.
(a) (b)
................... 140,892 938,341
6,671,307,766
Software — 10.3%
8x8, Inc.
(a) (b)
........................ 192,737 514,608
A10 Networks, Inc. ................... 78,105 1,437,132
ACI Worldwide, Inc.
(a)
................. 123,179 6,394,222
Adeia, Inc. ........................ 134,355 1,878,283
Adobe, Inc.
(a)
....................... 493,142 219,290,385
Agilysys, Inc.
(a)
..................... 25,117 3,308,160
Alarm.com Holdings, Inc.
(a)
............. 56,196 3,416,717
Alkami Technology, Inc.
(a)
.............. 73,184 2,684,389
Altair Engineering, Inc. , Class A
(a) (b)
........ 67,755 7,392,748
Amplitude, Inc. , Class A
(a)
.............. 107,903 1,138,377
ANSYS, Inc.
(a)
...................... 98,176 33,117,710
Appfolio, Inc. , Class A
(a)
............... 25,752 6,353,533
Appian Corp. , Class A
(a)
............... 57,767 1,905,156
AppLovin Corp. , Class A
(a)
.............. 240,928 78,019,714
Asana, Inc. , Class A
(a) (b)
................ 99,054 2,007,825
Aspen Technology, Inc.
(a)
............... 30,025 7,495,141
Atlassian Corp. , Class A
(a)
.............. 181,558 44,187,586
Aurora Innovation, Inc. , Class A
(a) (b)
........ 1,123,559 7,078,422
Autodesk, Inc.
(a)
..................... 240,257 71,012,761
AvePoint, Inc. , Class A
(a) (b)
.............. 137,180 2,264,842
Bentley Systems, Inc. , Class B
(b)
.......... 179,563 8,385,592
BILL Holdings, Inc.
(a)
.................. 110,075 9,324,453
Blackbaud, Inc.
(a)
.................... 48,070 3,553,334
BlackLine, Inc.
(a) (b)
................... 57,049 3,466,297
Blend Labs, Inc. , Class A
(a)
............. 219,038 922,150
Box, Inc. , Class A
(a) (b)
................. 163,071 5,153,044
Braze, Inc. , Class A
(a)
................. 71,942 3,012,931
C3.ai, Inc. , Class A
(a) (b)
................ 129,498 4,458,616
Cadence Design Systems, Inc.
(a)
......... 307,678 92,444,932
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 467,702 5,486,144
Cipher Mining, Inc.
(a) (b)
................. 271,684 1,260,614
Cleanspark, Inc.
(a) (b)
.................. 290,037 2,671,241
Security
Shares
Shares Value
Software (continued)
Clear Secure, Inc. , Class A ............. 102,443 $ 2,729,082
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 220,569 6,070,059
Commvault Systems, Inc.
(a)
............. 47,041 7,098,957
Confluent, Inc. , Class A
(a)
.............. 293,830 8,215,487
Consensus Cloud Solutions, Inc.
(a) (b)
....... 23,951 571,471
Crowdstrike Holdings, Inc. , Class A
(a) (b)
..... 261,163 89,359,532
Daily Journal Corp.
(a)
................. 2,015 1,144,500
Datadog, Inc. , Class A
(a) (b)
.............. 351,417 50,213,975
Digimarc Corp.
(a) (b)
................... 21,546 806,898
DocuSign, Inc.
(a)
.................... 230,360 20,718,578
Dolby Laboratories, Inc. , Class A ......... 65,541 5,118,752
DoubleVerify Holdings, Inc.
(a)
............ 164,829 3,166,365
Dropbox, Inc. , Class A
(a)
............... 245,663 7,379,717
D-Wave Quantum, Inc.
(a) (b)
.............. 208,616 1,752,374
Dynatrace, Inc.
(a)
.................... 334,144 18,160,726
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 227,582 605,368
Elastic NV
(a) (b)
...................... 96,785 9,589,458
Fair Isaac Corp.
(a)
.................... 27,170 54,093,568
Five9, Inc.
(a) (b)
...................... 90,605 3,682,187
Fortinet, Inc.
(a)
...................... 710,334 67,112,356
Freshworks, Inc. , Class A
(a) (b)
............ 215,134 3,478,717
Gen Digital, Inc. ..................... 608,327 16,655,993
Gitlab, Inc. , Class A
(a)
................. 136,719 7,704,116
Guidewire Software, Inc.
(a)
.............. 93,060 15,688,055
HashiCorp, Inc. , Class A
(a)
.............. 175,923 6,018,326
HubSpot, Inc.
(a) (b)
.................... 58,060 40,454,466
Hut 8 Corp.
(a) (b)
..................... 99,092 2,030,395
Informatica, Inc. , Class A
(a) (b)
............ 92,819 2,406,797
Intapp, Inc.
(a)
....................... 57,093 3,659,090
InterDigital, Inc.
(b)
.................... 28,837 5,586,304
Intuit, Inc. ......................... 314,276 197,522,466
Jamf Holding Corp.
(a)
................. 79,221 1,113,055
Klaviyo, Inc. , Class A
(a) (b)
............... 90,452 3,730,240
LiveRamp Holdings, Inc.
(a)
.............. 81,878 2,486,635
Logility Supply Chain Solutions, Inc. , Class A . 55,360 613,389
Manhattan Associates, Inc.
(a) (b)
........... 69,120 18,678,989
MARA Holdings, Inc.
(a) (b)
............... 364,891 6,119,222
Matterport, Inc. , Class A
(a)
.............. 306,480 1,452,715
Meridianlink, Inc.
(a)
................... 38,218 789,202
Microsoft Corp. ..................... 8,328,999 3,510,673,078
MicroStrategy, Inc. , Class A
(a) (b)
........... 214,253 62,051,954
Mitek Systems, Inc.
(a) (b)
................ 71,971 801,037
N-able, Inc.
(a)
....................... 93,597 874,196
nCino, Inc.
(a) (b)
...................... 109,209 3,667,238
NCR Voyix Corp.
(a)
................... 196,424 2,718,508
NextNav, Inc.
(a)
..................... 66,140 1,029,138
Nutanix, Inc. , Class A
(a)
................ 279,903 17,124,466
Olo, Inc. , Class A
(a)
................... 148,363 1,139,428
ON24, Inc.
(a)
....................... 98,283 634,908
OneSpan, Inc.
(a)
..................... 44,354 822,323
Onestream, Inc.
(a) (b)
.................. 48,406 1,380,539
Ooma, Inc.
(a) (b)
...................... 48,769 685,692
Oracle Corp. ....................... 1,799,954 299,944,335
PagerDuty, Inc.
(a)
.................... 111,978 2,044,718
Palantir Technologies, Inc. , Class A
(a)
...... 2,297,461 173,756,975
Palo Alto Networks, Inc.
(a) (b)
............. 731,960 133,187,442
Pegasystems, Inc. ................... 47,780 4,453,096
Procore Technologies, Inc.
(a)
............ 121,376 9,094,704
Progress Software Corp. ............... 50,424 3,285,124
PROS Holdings, Inc.
(a)
................ 49,121 1,078,697
PTC, Inc.
(a)
........................ 134,165 24,668,919
Q2 Holdings, Inc.
(a) (b)
.................. 69,910 7,036,441
Qualys, Inc.
(a)
...................... 42,058 5,897,373
Quantum Computing, Inc.
(a) (b)
............ 82,521 1,365,723
QXO, Inc.
(b)
........................ 274,205 4,359,859

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Rapid7, Inc.
(a) (b)
..................... 70,648 $ 2,842,169
Red Violet, Inc.
(a)
.................... 26,052 943,082
RingCentral, Inc. , Class A
(a) (b)
............ 94,891 3,322,134
Riot Platforms, Inc.
(a) (b)
................ 313,653 3,202,397
Roper Technologies, Inc. ............... 119,049 61,887,623
Rubrik, Inc. , Class A
(a) (b)
................ 78,981 5,162,198
Salesforce, Inc. ..................... 1,071,029 358,077,126
Samsara, Inc. , Class A
(a) (b)
.............. 238,910 10,437,978
SEMrush Holdings, Inc. , Class A
(a)
........ 43,799 520,332
SentinelOne, Inc. , Class A
(a)
............. 329,477 7,314,389
ServiceNow, Inc.
(a)
................... 230,804 244,679,936
Smartsheet, Inc. , Class A
(a)
............. 162,450 9,102,074
SolarWinds Corp. ................... 66,189 943,193
SoundHound AI, Inc. , Class A
(a) (b)
......... 383,595 7,610,525
Sprinklr, Inc. , Class A
(a) (b)
............... 126,529 1,069,170
Sprout Social, Inc. , Class A
(a)
............ 63,914 1,962,799
SPS Commerce, Inc.
(a)
................ 41,302 7,599,155
SRAX, Inc.
(a) (b)
...................... 10,903 654
Synopsys, Inc.
(a)
.................... 172,312 83,633,352
Tenable Holdings, Inc.
(a)
............... 138,821 5,466,771
Teradata Corp.
(a)
.................... 115,617 3,601,470
Terawulf, Inc.
(a) (b)
.................... 366,531 2,074,565
Tyler Technologies, Inc.
(a)
.............. 47,908 27,625,669
UiPath, Inc. , Class A
(a) (b)
............... 510,419 6,487,425
Unity Software, Inc.
(a) (b)
................ 330,138 7,418,201
Varonis Systems, Inc.
(a)
................ 128,670 5,716,808
Verint Systems, Inc.
(a)
................. 79,600 2,185,020
Vertex, Inc. , Class A
(a) (b)
................ 60,149 3,208,949
Weave Communications, Inc.
(a) (b)
......... 47,160 750,787
Workday, Inc. , Class A
(a) (b)
.............. 238,592 61,563,894
Workiva, Inc. , Class A
(a)
................ 61,560 6,740,820
Xperi, Inc.
(a)
........................ 48,938 502,593
Yext, Inc.
(a)
........................ 125,807 800,133
Zeta Global Holdings Corp. , Class A
(a)
...... 228,997 4,119,656
Zoom Communications, Inc. , Class A
(a)
..... 293,152 23,924,135
Zscaler, Inc.
(a)
...................... 106,334 19,183,717
Zuora, Inc. , Class A
(a)
................. 187,216 1,857,183
6,602,128,634
Specialized REITs — 0.9%
American Tower Corp. ................ 523,981 96,103,355
Crown Castle, Inc. ................... 484,855 44,005,440
CubeSmart ........................ 250,125 10,717,856
Digital Realty Trust, Inc. ............... 348,355 61,773,792
EPR Properties ..................... 90,081 3,988,787
Equinix, Inc. ....................... 107,777 101,621,855
Extra Space Storage, Inc. .............. 237,579 35,541,818
Farmland Partners, Inc. ............... 77,866 915,704
Four Corners Property Trust, Inc. ......... 107,678 2,922,381
Gaming & Leisure Properties, Inc. ........ 307,784 14,822,877
Gladstone Land Corp. ................ 50,210 544,778
Iron Mountain, Inc. ................... 327,354 34,408,179
Lamar Advertising Co. , Class A .......... 98,174 11,951,703
National Storage Affiliates Trust .......... 84,089 3,187,814
Outfront Media, Inc. .................. 177,067 3,141,169
PotlatchDeltic Corp. .................. 84,531 3,317,842
Public Storage ...................... 175,656 52,598,433
Rayonier, Inc. ...................... 152,040 3,968,244
Safehold, Inc.
(b)
..................... 67,131 1,240,581
SBA Communications Corp. ............ 120,792 24,617,410
Uniti Group, Inc. .................... 287,766 1,582,713
VICI Properties, Inc. .................. 1,175,388 34,333,083
Weyerhaeuser Co. ................... 818,132 23,030,416
570,336,230
Security
Shares
Shares Value
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 56,658 $ 8,468,671
Academy Sports & Outdoors, Inc.
(b)
........ 84,008 4,832,980
Advance Auto Parts, Inc. ............... 66,140 3,127,761
American Eagle Outfitters, Inc. ........... 211,936 3,532,973
America's Car-Mart, Inc.
(a)
.............. 7,991 409,539
Arhaus, Inc. , Class A ................. 54,451 511,839
Arko Corp. ........................ 93,489 616,093
Asbury Automotive Group, Inc.
(a) (b)
......... 22,838 5,550,319
AutoNation, Inc.
(a)
.................... 28,041 4,762,483
AutoZone, Inc.
(a) (b)
................... 18,825 60,277,650
Barnes & Noble Education, Inc.
(a)
......... 13,672 137,267
Bath & Body Works, Inc. ............... 248,059 9,617,247
Best Buy Co., Inc. ................... 217,640 18,673,512
Boot Barn Holdings, Inc.
(a) (b)
............. 34,177 5,188,752
Buckle, Inc. (The) ................... 34,413 1,748,525
Build-A-Bear Workshop, Inc. ............ 17,223 792,947
Burlington Stores, Inc.
(a)
............... 71,229 20,304,539
Caleres, Inc. ....................... 42,080 974,573
Camping World Holdings, Inc. , Class A ..... 67,022 1,412,824
CarMax, Inc.
(a)
...................... 173,653 14,197,869
Carvana Co. , Class A
(a)
................ 132,634 26,972,450
Chewy, Inc. , Class A
(a)
................ 184,665 6,184,431
Dick's Sporting Goods, Inc. ............. 66,025 15,109,161
EVgo, Inc. , Class A
(a) (b)
................ 149,589 605,835
Five Below, Inc.
(a)
.................... 62,739 6,585,085
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 119,357 11,899,893
Foot Locker, Inc.
(a)
................... 94,297 2,051,903
GameStop Corp. , Class A
(a) (b)
............ 457,570 14,340,244
Gap, Inc. (The) ..................... 250,257 5,913,573
GCI Liberty, Inc., Escrow
(a) (d)
............ 83,651 1
Genesco, Inc.
(a) (b)
.................... 17,171 734,060
Group 1 Automotive, Inc.
(b)
.............. 14,210 5,989,231
Haverty Furniture Cos., Inc. ............. 18,411 409,829
Home Depot, Inc. (The) ............... 1,112,386 432,707,030
Lithia Motors, Inc. , Class A ............. 29,862 10,673,575
Lowe's Cos., Inc. .................... 635,265 156,783,402
MarineMax, Inc.
(a)
.................... 22,234 643,674
Monro, Inc. ........................ 39,121 970,201
Murphy USA, Inc. ................... 20,230 10,150,402
National Vision Holdings, Inc.
(a)
.......... 89,611 933,747
ODP Corp. (The)
(a) (b)
.................. 36,683 834,171
O'Reilly Automotive, Inc.
(a)
.............. 64,327 76,278,957
Penske Automotive Group, Inc. .......... 22,142 3,375,326
Petco Health & Wellness Co., Inc.
(a)
....... 157,255 599,142
PetMed Express, Inc.
(a)
................ 72,439 349,156
RealReal, Inc. (The)
(a) (b)
................ 149,825 1,637,587
Revolve Group, Inc. , Class A
(a) (b)
.......... 43,586 1,459,695
RH
(a)
............................ 16,895 6,649,703
Ross Stores, Inc. .................... 372,900 56,408,583
Sally Beauty Holdings, Inc.
(a) (b)
........... 118,866 1,242,150
Shoe Carnival, Inc. ................... 27,706 916,514
Signet Jewelers Ltd. .................. 51,362 4,145,427
Sleep Number Corp.
(a) (b)
............... 27,233 415,031
Sonic Automotive, Inc. , Class A .......... 18,740 1,187,179
Stitch Fix, Inc. , Class A
(a) (b)
.............. 155,884 671,860
TJX Cos., Inc. (The) .................. 1,262,234 152,490,490
Tractor Supply Co. ................... 603,015 31,995,976
Ulta Beauty, Inc.
(a)
................... 52,736 22,936,468
Upbound Group, Inc. ................. 58,671 1,711,433
Urban Outfitters, Inc.
(a)
................ 61,422 3,370,839
Valvoline, Inc.
(a)
..................... 146,092 5,285,609
Victoria's Secret & Co.
(a) (b)
.............. 89,473 3,705,972
Warby Parker, Inc. , Class A
(a) (b)
........... 111,379 2,696,486
Wayfair, Inc. , Class A
(a) (b)
............... 110,459 4,895,543
Williams-Sonoma, Inc. ................ 141,535 26,209,451

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. ..................... 2,925 $ 1,149,730
Zumiez, Inc.
(a) (b)
..................... 30,391 582,595
1,287,997,163
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ........................ 16,940,099 4,242,139,592
CompoSecure, Inc. , Class A
(b)
........... 40,869 626,522
Corsair Gaming, Inc.
(a) (b)
............... 102,148 675,198
Dell Technologies, Inc. , Class C .......... 344,318 39,679,206
Diebold Nixdorf, Inc.
(a) (b)
................ 41,798 1,798,986
Eastman Kodak Co.
(a) (b)
................ 108,736 714,396
Hewlett Packard Enterprise Co. .......... 1,456,497 31,096,211
HP, Inc. .......................... 1,078,841 35,202,582
Immersion Corp. .................... 58,573 511,342
IonQ, Inc.
(a) (b)
....................... 223,571 9,338,561
NetApp, Inc. ....................... 230,342 26,738,099
Pure Storage, Inc. , Class A
(a)
............ 351,216 21,575,199
Seagate Technology Holdings plc ......... 237,811 20,525,467
Super Micro Computer, Inc.
(a) (b)
........... 570,203 17,379,787
Western Digital Corp.
(a)
................ 391,218 23,328,329
Xerox Holdings Corp. ................. 130,157 1,097,224
4,472,426,701
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.
(a)
................. 131,372 2,766,694
Carter's, Inc. ....................... 40,735 2,207,430
Columbia Sportswear Co. .............. 36,218 3,039,777
Crocs, Inc.
(a) (b)
...................... 66,615 7,296,341
Deckers Outdoor Corp.
(a)
............... 170,049 34,535,251
Figs, Inc. , Class A
(a) (b)
................. 146,513 906,915
G-III Apparel Group Ltd.
(a)
.............. 49,567 1,616,875
Hanesbrands, Inc.
(a)
.................. 400,528 3,260,298
Kontoor Brands, Inc. .................. 56,505 4,826,092
Levi Strauss & Co. , Class A ............. 118,886 2,056,728
Lululemon Athletica, Inc.
(a)
.............. 126,653 48,433,374
Movado Group, Inc. .................. 22,522 443,233
NIKE, Inc. , Class B .................. 1,334,807 101,004,846
Oxford Industries, Inc. ................ 17,632 1,389,049
PVH Corp. ........................ 63,900 6,757,425
Ralph Lauren Corp. , Class A ............ 43,765 10,108,840
Skechers USA, Inc. , Class A
(a)
........... 147,850 9,941,434
Steven Madden Ltd. .................. 83,302 3,542,001
Tapestry, Inc. ....................... 259,123 16,928,506
Under Armour, Inc. , Class A
(a)
............ 160,678 1,330,414
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 217,508 1,622,609
VF Corp. ......................... 380,539 8,166,367
Wolverine World Wide, Inc. ............. 91,437 2,029,901
274,210,400
Tobacco — 0.5%
Altria Group, Inc. .................... 1,894,664 99,071,981
Philip Morris International, Inc. ........... 1,742,026 209,652,829
Turning Point Brands, Inc.
(b)
............. 26,804 1,610,920
Universal Corp. ..................... 27,589 1,512,981
311,848,711
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ............... 119,349 5,753,815
Alta Equipment Group, Inc. , Class A ....... 47,603 311,324
Applied Industrial Technologies, Inc. ....... 42,650 10,213,395
Beacon Roofing Supply, Inc.
(a)
........... 71,704 7,283,692
BlueLinx Holdings, Inc.
(a)
............... 9,686 989,522
Boise Cascade Co. .................. 43,417 5,160,545
Core & Main, Inc. , Class A
(a) (b)
........... 216,070 11,000,124
Custom Truck One Source, Inc.
(a) (b)
........ 108,865 523,641
Distribution Solutions Group, Inc.
(a) (b)
....... 19,034 654,770
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
DNOW, Inc.
(a)
...................... 119,268 $ 1,551,677
DXP Enterprises, Inc.
(a)
................ 16,129 1,332,578
Fastenal Co. ....................... 640,542 46,061,375
Ferguson Enterprises, Inc.
(b)
............ 223,997 38,879,159
FTAI Aviation Ltd. .................... 117,016 16,854,985
GATX Corp. ....................... 40,073 6,209,712
Global Industrial Co. .................. 20,247 501,923
GMS, Inc.
(a)
........................ 46,924 3,980,563
H&E Equipment Services, Inc. ........... 37,701 1,845,841
Herc Holdings, Inc. ................... 32,380 6,130,505
Hudson Technologies, Inc.
(a)
............ 54,409 303,602
McGrath RentCorp ................... 28,058 3,137,446
MRC Global, Inc.
(a)
................... 113,523 1,450,824
MSC Industrial Direct Co., Inc. , Class A ..... 49,618 3,705,968
Rush Enterprises, Inc. , Class A .......... 58,489 3,204,613
Rush Enterprises, Inc. , Class B .......... 23,812 1,296,325
SiteOne Landscape Supply, Inc.
(a) (b)
........ 51,968 6,847,823
Titan Machinery, Inc.
(a) (b)
............... 27,518 388,829
Transcat, Inc.
(a) (b)
.................... 9,723 1,028,110
United Rentals, Inc. .................. 73,526 51,794,655
Watsco, Inc. ....................... 38,558 18,272,251
WESCO International, Inc. .............. 50,245 9,092,335
Willis Lease Finance Corp. ............. 3,137 651,084
WW Grainger, Inc. ................... 48,838 51,477,694
Xometry, Inc. , Class A
(a) (b)
.............. 51,415 2,193,364
320,084,069
Water Utilities — 0.1%
American States Water Co. ............. 53,299 4,142,398
American Water Works Co., Inc. .......... 220,243 27,418,051
Artesian Resources Corp. , Class A, NVS .... 15,634 494,347
California Water Service Group .......... 66,237 3,002,523
Consolidated Water Co. Ltd. ............ 16,209 419,651
Essential Utilities, Inc. ................. 282,228 10,250,521
Middlesex Water Co. ................. 20,618 1,085,126
SJW Group ........................ 38,892 1,914,264
York Water Co. (The) ................. 22,989 752,200
49,479,081
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
...................... 77,428 626,393
Telephone & Data Systems, Inc. .......... 117,769 4,017,101
T-Mobile US, Inc. .................... 546,288 120,582,150
United States Cellular Corp.
(a) (b)
.......... 16,242 1,018,698
126,244,342
Total Common Stocks — 99 .7%
(Cost: $ 40,421,077,215 ) ............................ 64,025,669,641
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 1,947
Contra Miragen Therape, CVR
(d)
......... 119 —
Dianthus Therapeutics, Inc., CVR ........ 19,942 977
F-star Therapeutics, Inc., CVR .......... 11,084 3,767
Gyre Therapeutics, Inc., CVR
(d)
.......... 7,839 —
Inhibrx, Inc., CVR
(d)
.................. 34,925 39,116
Neurogene, Inc., CVR
(d)
............... 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
...... 722 740
Qualigen Therapeutics, Inc., CVR
(b) (d)
...... 14,465 —
Spyre Therapeutics, Inc., CVR
(d)
......... 33,740 1
46,548

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Chemicals — 0.0%
F-star Therapeutics, Inc., CVR
(a)
......... 11,084 $ 4,434
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)
......... 2,058 295
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a)
............................ 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)
......... 167,980 2
Contra Spectrum Pharmaals, Inc., CVR .... 146,012 10,330
Contran Corp., CVR
(b)
................ 97 3
Seelos Therapeutics, Inc., CVR .......... 43 24
10,359
Specialty Retail — 0.0%
Children's Place, Inc. (The)
(a)
............ 19,828 10,164
Total Rights — 0.0%
(Cost: $ 123,429 ) ................................. 71,837
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. ( Issued/
Exercisable 07/02/21 , 1 Share for 1
Warrant, Expires 01/20/25 , Strike Price USD
15.17 )
(a) (b)
....................... 19,965 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 99.7%
(Cost: $ 40,421,200,644 ) ............................ 64,025,741,478
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(e)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(h)
.................. 898,242,560 $ 898,691,681
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 109,337,299 109,337,299
Total Short-Term Securities — 1 .6%
(Cost: $ 1,007,405,319 ) ............................ 1,008,028,980
Total Investments — 101 .3%
(Cost: $ 41,428,605,963 ) ............................ 65,033,770,458
Liabilities in Excess of Other Assets — (1.3) % ............. (850,422,103)
Net Assets — 100.0% ...............................
$ 64,183,348,355
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $21,257, representing less than 0.05% of its net assets as of period end, and an original cost of $526,994.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 706,466,895 $ 192,267,768
(a)
$ — $ (62,358) $ 19,375 $ 898,691,680 898,242,560 $ 4,653,541
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 50,987,760 58,349,539
(a)
— — — 109,337,299 109,337,299 4,219,687 —
BlackRock, Inc. .......... 123,988,698 16,570,225 (3,343,509) 1,329,131 28,442,799 166,987,344 162,897 2,364,131 —
$ 1,266,773 $ 28,462,174 $ 1,175,016,323 $ 11,237,359 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 451 03/21/25 $ 133,851 $ (3,792,812)
S&P Midcap 400 E-Mini Index ................................................. 58 03/21/25 18,251 (855,544)
$ (4,648,356)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 64,025,647,728 $ 21,911 $ 2 $ 64,025,669,641
Rights ................................................ — 30,033 41,804 71,837
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,008,028,980 — — 1,008,028,980
$ 65,033,676,708 $ 51,944 $ 41,806 $ 65,033,770,458
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,648,356) $ — $ — $ (4,648,356)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust